UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
[TURNER FUNDS LOGO]                                            SEMIANNUAL REPORT
--------------------------------------------------------------------------------
                                                      March 31, 2008 (unaudited)

      Turner Concentrated Growth Fund

      Turner Core Growth Fund

      Turner Emerging Growth Fund

      Turner International Core Growth Fund

      Turner Large Cap Growth Fund

      Turner Midcap Equity Fund

      Turner Midcap Growth Fund

      Turner New Enterprise Fund

      Turner Quantitative Large Cap Value Fund

      Turner Small Cap Equity Fund

      Turner Small Cap Growth Fund

--------------------------------------------------------------------------------

        CONTENTS
   2    Letter to shareholders

   5    Total returns of Turner Funds

   7    Investment review:
        Turner Concentrated Growth Fund

   8    Investment review:
        Turner Core Growth Fund

   9    Investment review:
        Turner Emerging Growth Fund

  10    Investment review:
        Turner International Core Growth Fund

  11    Investment review:
        Turner Large Cap Growth Fund

  12    Investment review:
        Turner Midcap Equity Fund

  13    Investment review:
        Turner Midcap Growth Fund

  14    Investment review:
        Turner New Enterprise Fund

  15    Investment review:
        Turner Quantitative Large Cap Value Fund

  16    Investment review:
        Turner Small Cap Equity Fund

  17    Investment review:
        Turner Small Cap Growth Fund

  18    Financial statements

  50    Notes to financial statements

  57    Board of Trustees considerations in approving the Advisory Agreements

  58    Disclosure of fund expenses

TURNER FUNDS

As of March 31, 2008, the Turner Funds offered a series of 11 mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 ($25,000 for Turner Quantitative Large Cap Value Fund) for regular accounts and $100,000 ($10,000 for Turner Quantitative Large Cap Value Fund) for individual retirement accounts. The minimum initial investment for Investor Class Shares and Retirement Class Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser for the Funds (other than the Turner Small Cap Equity Fund and Turner Midcap Equity Fund). Turner Investment Partners, Inc., founded in 1990, manages more than $25 billion in stock investments as of March 31, 2008. Turner Investment Management LLC, a subsidiary of Turner Investment Partners, Inc., serves as the investment adviser for the Turner Small Cap Equity Fund and Turner Midcap Equity Fund.

SHAREHOLDER SERVICES

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our Web site, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

                                         TURNER FUNDS 2008 SEMIANNUAL REPORT | 1

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

Drip, drip, drip. That was the sound of the steady sequence of bad economic news heard by stock investors in the six-month period ended March 31, 2008. The bad news originated with the subprime-mortgage mess and proceeded to cascade with increasing force throughout the economy and the global financial system, helping to bring about a severe contraction of credit, the worst housing slump in modern times, a weaker dollar, an earnings debacle in the financial-services sector, and the collapse of Bear Stearns, one of the largest U.S. investment banks. Other drips of bad news included a slowdown in consumer spending, historically high gasoline and commodity prices, a rise in inflation, and a drop in employment.

The problems begat by subprime mortgages were based on a simplistic notion that proved misguided: the American home "seemed like such a sure bet that a huge portion of the global financial system ended up owning a piece of it," as THE NEW YORK TIMES observed. As Americans with spotty credit histories fell behind on their subprime mortgages, though, the drips related to this supposedly sure bet began to pick up in frequency and severity.

SECURITIZATION: THE S WORD

The problems were compounded when subprime loans with low credit ratings, through modern financial alchemy, were repackaged as high-rated, exotic securities, such as collateralized debt obligations, sold to institutional investors -- a process known as "securitization." In theory, securitization REDUCES risk, but in this instance it mainly served to SPREAD risk more broadly. In many cases, investors heightened their risk by buying those securities with lots of leverage (that is, they used lots of borrowed money). Once those securities began losing money, the losses became magnified because the investments were so highly leveraged -- and so difficult to sell.

Net-net, trust -- the glue that holds together the global financial system -- began to dissolve on a massive scale, to the point where the banks and investment banks harbored doubts that much of the debt was really what it was supposed to be. As a result they largely stopped extending credit. A high tolerance for risk in subprime lending at the start of the period morphed into a high level of risk aversion in ALL types of lending by the end of it. In effect, the drip, drip, drip of bad news became such that by March the entire financial system was in danger of seizing up.

Both the Treasury Department and the Federal Reserve acted decisively to address that danger. The Treasury forced the sale of Bear Stearns. And the Fed agreed to assume any losses of up to $29 billion in Bear Stearns' portfolios, offered to lend as much as $200 billion directly to Wall Street firms to loosen up credit, and cut short-term interest rates for the sixth time in six months (which amounted to the sharpest and fastest cuts in decades). So extraordinary were the Treasury and the Fed's moves over a highly eventful 10-day stretch in March that THE WALL STREET JOURNAL called them the "10 days that changed capitalism."

THE DRIP PERVADES STOCKS

The drip, drip, drip permeated the stock market as well. Investor sentiment turned negative, and the stock market, as represented by the S&P 500 Index, recorded a 12.46% loss for the six-month period.

In the period the growth style of investing outperformed value investing -- that is to say, growth did less worse. The broad-based Russell 3000 Growth Index lost 11.18%, while the Russell 3000 Value Index fell 13.96%. Value's underperformance can mainly be attributed to the large weightings in financial-services stocks in the value indexes; financial stocks declined more than 20%. Overall, it was one of the worst periods for the stock market since the bear market of 2000-2002.

Alas, all 11 of the Turner funds reflected the market's weakness to varying degrees, recording negative returns ranging from 6.23% to 17.89%. However, in relative terms (performance versus a benchmark), there was some cause for cheer: five funds outperformed. The best performers were our international growth fund, the Turner International Core Growth Fund; our quantitative fund, the Turner Quantitative Large Cap Value Fund; and three funds that specialize in smaller stocks, the Turner Emerging Growth Fund, the Turner Midcap Growth Fund, and the Turner Small Cap Equity Fund.

Here are the returns for each of our funds and their benchmarks in the past six months. (Please call 1.800.224.6312 or visit our Web site at www.turnerinvestments.com for the most recent month-end performance information.)

2 | TURNER FUNDS 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                                  March 31, 2008

--------------------------------------------------------------------------------
TOTAL RETURNS
Six-month period ended March 31, 2008
TURNER CONCENTRATED GROWTH FUND (TTOPX)                                 (17.79)%
S&P 500 Index                                                           (12.46)
NASDAQ 100 Index*                                                       (14.54)
Russell 1000 Growth Index                                               (10.87)
TURNER CORE GROWTH FUND,
INSTITUTIONAL CLASS (TTMEX)                                             (12.49)
S&P 500 Index                                                           (12.46)
Russell 1000 Growth Index                                               (10.87)
TURNER EMERGING GROWTH FUND (TMCGX)                                     (11.20)
Russell 2000 Growth Index                                               (14.66)
TURNER INTERNATIONAL CORE GROWTH FUND (TICGX)                            (6.23)
MSCI World Growth ex-U.S. Index                                          (7.78)
TURNER LARGE CAP GROWTH FUND,
INSTITUTIONAL CLASS (TSGEX)                                             (15.32)
Russell Top 200 Growth Index                                            (10.11)
Russell 1000 Growth Index                                               (10.87)
TURNER MIDCAP EQUITY FUND,
INVESTOR CLASS (TMCFX)                                                  (14.23)
Russell Midcap Index                                                    (13.17)
TURNER MIDCAP GROWTH FUND,
INVESTOR CLASS (TMGFX)                                                  (11.65)
Russell Midcap Growth Index                                             (12.46)
TURNER NEW ENTERPRISE FUND (TBTBX)                                      (17.89)
NASDAQ Composite Index                                                  (15.27)
TURNER QUANTITATIVE LARGE CAP
VALUE FUND (TLVFX, FORMERLY
TURNER LARGE CAP VALUE FUND)                                             (8.97)
Russell 1000 Value Index                                                (14.01)
TURNER SMALL CAP EQUITY FUND (TSEIX)                                    (13.97)
Russell 2000 Index                                                      (14.02)
TURNER SMALL CAP GROWTH FUND (TSCEX)                                    (14.86)
Russell 2000 Growth Index                                               (14.66)
--------------------------------------------------------------------------------

* Effective September 30, 2008, we intend to remove this benchmark, based on our view that the other benchmarks for this fund are more appropriate.

For more details on the performance of each fund during the six-month period, see the INVESTMENT REVIEW beginning on page 7.

WE SHARE THE PAIN

It's safe to say that neither you nor we are pleased with the losses of our funds in particular and the stock market in general during the past six months. Be that as it may, one consolation we can offer when the stock market endures such a downbeat time is that the pain is shared by you and us; our portfolio managers invest along with you in the funds they manage. In Turner's Wide World of Investing, we share with you the thrill of victory (gains) and the agony of defeat (losses). Happily, the equity balance has been slanted toward victory for both of us; since our firm was founded in 1990, the stock market, as represented by the S&P 500 Index, has recorded up years 78% of the time, with a compound annual return of 10.5%, according to Ibbotson Associates.

In the past six months, our seven growth funds were stymied by a market that was not only negative but also punished most harshly the stocks of companies reporting the best earnings. Our growth-investing process is designed to identify the shares of precisely those kind of corporate earnings leaders, so during the period our process was of limited help. Many of our holdings were characterized by above-average valuations, which shrank. Suffice it to say that our growth funds have tended to perform best in periods when growth investing is flourishing. The past six months were clearly not one of those times.

The results of our two core funds, the Turner Midcap Equity Fund and the Turner Small Cap Equity Fund, which invest in both growth and value stocks, were impaired by losses in certain major sectors, especially the producer-durables sector. Even so, the Small Cap Equity Fund, as noted, managed to outperform, and the Midcap Equity Fund trailed its target index only marginally, by about one percentage point.

BEST MEASURE: THE LONG RUN

Of course, investment results of only six months' duration, whether positive or negative, reveal little. As we never tire of emphasizing, the best measure of a mutual fund is its long-term performance. And by that measure, our 11 funds look good indeed: all 11 have beaten their benchmarks since inception, which we think says something about the ability of our teams of portfolio managers.

Each of our funds is headed by a lead portfolio manager, backed by a team of comanagers and analysts. As chairman and chief investment officer, I lead three of our growth funds. But my duties involve more than that. One of my prime responsibilities is to keep our teams of talented portfolio managers happy in their jobs. As a result I think I have some idea what Miller Huggins felt like managing the Murderer's Row lineup of sluggers on the New York Yankees of 1927 -- Babe Ruth, Lou Gehrig, Earle Combs, Bob Meusel, et al. I count my lucky stars to have a Murderer's Row of lead

                                         TURNER FUNDS 2008 SEMIANNUAL REPORT | 3

--------------------------------------------------------------------------------
                                                                  March 31, 2008

portfolio managers who have helped make possible the long-term record of investment excellence at the Turner Funds: Tom DiBella, Steve Gold, David Kovacs, Chris McHugh, Bill McVail, Frank Sustersic, and Mark Turner.

I gain more than a little satisfaction that they evidently are happy enough in their jobs to stick around here; they have an average tenure of 12 years at our firm. We want them to continue doing what they do so well for many more years to come. Unlike baseball players, many portfolio managers seem to get better with age. Investing whizzes like John Templeton, Warren Buffett, and Bill Ruane were only hitting their stride in their 40s and 50s.

IS THE WORST OVER?

As for the near-term investment outlook, no one knows what the market will do. All we have to go on are the probabilities. And in our estimation, the probabilities are that the stock market has already largely discounted the worst of the drips, and corporate earnings in aggregate may be up for 2008 (although earnings estimates are likely to be reduced in the near term). According to Thomson Financial, earnings of the companies in the S&P 500 are expected to rebound by 16% in the third quarter and 63% in the fourth (helped by a dismal fourth quarter of 2007). That should help provide a supportive backdrop for stocks in the remainder of the year.

We say that knowing full well that most key indicators are flashing signals suggesting that the economy is slipping into a recession. But we think it's still possible that a recession may not materialize. (A recession is only evident in 20-20 hindsight, after the economy has had two or more quarters of negative growth.) Any recession is likely to be brief and shallow, in our estimation, especially in light of the government's professed resolve to administer a solid dose of fiscal and monetary medicine to revive flagging consumer confidence and the economy. About that resolve, FORTUNE magazine noted that Ben Bernanke's Fed is "cutting rates rapidly and throwing everything but the kitchen sink at today's problems. (Bernanke will probably throw that in too, if the Fed's plumbers can unbolt it.)"

Whatever course the market, the economy, and Mr. Bernanke may take, our growth funds, as always, are invested in stocks with the strongest earnings prospects. The Turner Quantitative Large Cap Value Fund, employing our proprietary quantitative model, is finding what we perceive as attractive values in both the cyclical and non-cyclical sectors of the market. And our core funds, as usual, are focused on owning stocks that we think have either undervalued assets or strong prospective earnings power.

In closing, we thank you for the ultimate gesture of confidence in us: placing your money in our funds. Shareholders can be notoriously fickle, eager to chase the latest hot-performing fund. In contrast, our shareholders have been notably loyal, by the standards of the mutual-fund industry: about 90% of the assets in our funds have been invested there for one year or longer -- in most cases, MUCH longer.

Rest assured that we remain committed to doing our best for you (and for us) to produce superior long-term results for the Turner Funds. And we look forward to discussing in future reports how well we are meeting that commitment.

/s/ Bob Turner

Bob Turner

CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE VIEWS EXPRESSED ARE THOSE OF TURNER INVESTMENT PARTNERS AS OF MARCH 31, 2008, AND ARE NOT INTENDED AS A FORECAST OR INVESTMENT RECOMMENDATIONS. THE INDEXES MENTIONED ARE NOT AVAILABLE FOR INVESTMENT.

[PHOTO OF BOB TURNER]

BOB TURNER

--------------------------------------------------------------------------------

4 | TURNER FUNDS 2008 SEMIANNUAL REPORT

PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURNS OF TURNER FUNDS
Through March 31, 2008

CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE CALL 1.800.224.6312 OR VISIT OUR WEBSITE AT WWW.TURNERINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE INFORMATION.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE PRINCIPAL VALUE AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS SHOWN, UNLESS OTHERWISE INDICATED, ARE TOTAL RETURNS, WITH DIVIDENDS AND INCOME REINVESTED. RETURNS SPANNING MORE THAN ONE YEAR ARE ANNUALIZED. FEE WAIVERS ARE IN EFFECT; IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER. THE INDICES MENTIONED ARE UNMANAGED STATISTICAL COMPOSITES OF STOCK-MARKET PERFORMANCE. INVESTING IN AN INDEX IS NOT POSSIBLE.

THE HOLDINGS AND SECTOR WEIGHTINGS OF THE FUNDS ARE SUBJECT TO CHANGE. FORWARD-EARNINGS PROJECTIONS ARE NOT PREDICTORS OF STOCK PRICE OR INVESTMENT PERFORMANCE, AND DO NOT REPRESENT PAST PERFORMANCE. THERE IS NO GUARANTEE THAT THE FORWARD-EARNINGS PROJECTIONS WILL ACCURATELY PREDICT THE ACTUAL EARNINGS EXPERIENCE OF ANY OF THE COMPANIES INVOLVED, AND THERE IS NO GUARANTEE THAT OWNING SECURITIES OF COMPANIES WITH RELATIVELY HIGH PRICE-TO-EARNINGS RATIOS WILL CAUSE THE PORTFOLIO TO OUTPERFORM ITS BENCHMARK OR INDEX.

THE TURNER FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY, OAKS, PENNSYLVANIA 19456. THE INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION CAN BE FOUND IN THE PROSPECTUS. A FREE PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION, INCLUDING FEES AND EXPENSES, AND THE RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS, CAN BE OBTAINED BY CALLING 1.800.224.6312. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                              Year                                          (Annualized)       Total
                                     Six       to       One      Three     Five     Ten         Since       net assets
Fund name/index                    months     date      year     years    years    years      inception       ($mil)
-----------------------------------------------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND                        (17.79)%  (21.58)%    2.84%   10.78%   14.87%     N/A        1.99%         $ 36.76
S&P 500 Index                      (12.46)    (9.44)    (5.08)    5.85    11.32      n/a        1.23
NASDAQ 100 Index                   (14.54)   (14.42)     1.04     6.82    12.27      n/a       (2.61)
Russell 1000 Growth Index          (10.87)   (10.18)    (0.75)    6.33     9.96      n/a       (1.79)
INCEPTION DATE: 6/30/99
-----------------------------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND --
INSTITUTIONAL CLASS SHARES         (12.49)   (15.98)     1.06     9.49    13.95      N/A        3.41           363.78
INVESTOR CLASS SHARES*             (12.60)   (15.98)     0.85      N/A      N/A      N/A        6.73           235.02
S&P 500 Index                      (12.46)    (9.44)    (5.08)    5.85    11.32      n/a        2.70
Russell 1000 Growth Index          (10.87)   (10.18)    (0.75)    6.33     9.96      n/a        0.39
INCEPTION DATE: 2/28/01
-----------------------------------------------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND(1)     (11.20)   (13.08)    (0.92)    9.53    20.18    23.83       24.55           556.42
Russell 2000 Growth Index          (14.66)   (12.83)    (8.94)    5.74    14.24     1.75        2.15
INCEPTION DATE: 2/27/98
-----------------------------------------------------------------------------------------------------------------------
TURNER INTERNATIONAL CORE
GROWTH FUND                         (6.23)   (10.85)    12.47      N/A      N/A      N/A       12.30             4.53
MSCI World Growth ex-U.S. Index     (7.78)    (7.84)     3.76      n/a      n/a      n/a        6.78
INCEPTION DATE: 1/31/07
-----------------------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND --
INSTITUTIONAL CLASS SHARES         (15.32)   (16.11)    (2.19)    4.77     9.05      N/A       (6.79)           37.53
INVESTOR CLASS SHARES**            (15.53)   (16.15)    (2.58)     N/A      N/A      N/A       (2.92)            0.82
Russell Top 200 Growth Index       (10.11)    (9.83)     1.15     5.90     8.50      n/a       (5.54)
Russell 1000 Growth Index          (10.87)   (10.18)    (0.75)    6.33     9.96      n/a       (4.55)
INCEPTION DATE: 6/14/00
-----------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND --
INSTITUTIONAL CLASS SHARES         (13.95)   (12.23)    (9.46)     N/A      N/A      N/A       (6.98)            0.10
INVESTOR CLASS SHARES              (14.23)   (12.25)   (10.17)     N/A      N/A      N/A       (7.77)            0.48
Russell Midcap Index               (13.17)    (9.98)    (8.92)     n/a      n/a      n/a       (6.95)
INCEPTION DATE: 1/31/07
-----------------------------------------------------------------------------------------------------------------------

                                         TURNER FUNDS 2008 SEMIANNUAL REPORT | 5

--------------------------------------------------------------------------------

                                              Year                                         (Annualized)     Total
                                     Six       to        One    Three     Five     Ten         Since     net assets
Fund name/index                    months     date      year    years    years    years      inception     ($mil)
--------------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND(1) --
INVESTOR CLASS SHARES              (11.65)%  (13.20)%    4.61%   9.84%   16.24%    9.07%      12.64%     $ 1,254.11
RETIREMENT CLASS SHARES***         (11.74)   (13.24)     4.39    9.41    15.73      N/A        9.18            6.16
Russell Midcap Growth Index        (12.46)   (10.95)    (4.55)   7.77    15.20     5.16        7.69
INCEPTION DATE: 10/1/96
--------------------------------------------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND(1)      (17.89)   (19.00)     4.83   12.42    21.81      N/A       (4.22)          56.05
NASDAQ Composite Index             (15.27)   (13.88)    (5.12)   5.28    11.94      n/a       (6.37)
INCEPTION DATE: 6/30/00
--------------------------------------------------------------------------------------------------------------------
TURNER QUANTITATIVE
LARGE CAP VALUE FUND                (8.97)    (8.39)    (2.93)    N/A      N/A      N/A        8.10            0.85
Russell 1000 Value Index           (14.01)    (8.72)    (9.99)    n/a      n/a      n/a        6.67
INCEPTION DATE: 10/10/05
--------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND(1)    (13.97)   (11.28)   (13.07)   2.51    13.78      N/A        9.81           43.74
Russell 2000 Index                 (14.02)    (9.90)   (13.00)   5.06    14.90      n/a        7.13
INCEPTION DATE: 3/4/02
--------------------------------------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND(1)    (14.86)   (14.57)    (5.87)   8.11    16.60     5.43       12.56          260.83
Russell 2000 Growth Index          (14.66)   (12.83)    (8.94)   5.74    14.24     1.75        5.48
INCEPTION DATE: 2/7/94
--------------------------------------------------------------------------------------------------------------------

(1) Investing in technology and science companies and small- and mid-capitalization companies may subject the Funds to specific inherent risks, including above-average price fluctuations.

*     Commenced operations on August 1, 2005.

**    Commenced operations on January 31, 2007.

***   Commenced operations on September 24, 2001.

EXPENSE RATIO+
--------------------------------------------------------------------------------

                                                               Gross      Net
                                                              expense   expense
                                                               ratio      ratio
--------------------------------------------------------------------------------
TURNER CONCENTRATED
GROWTH FUND
Investor Class Shares                                           1.45%     1.11%
TURNER CORE GROWTH FUND
Institutional Class Shares                                      1.07%     0.69%
Investor Class Shares                                           1.32%     0.94%
TURNER EMERGING GROWTH FUND
Investor Class Shares                                           1.55%     1.40%
TURNER INTERNATIONAL
CORE GROWTH FUND
Institutional Class Shares                                      4.65%     1.10%
TURNER LARGE CAP GROWTH FUND
Institutional Class Shares                                      1.24%     0.69%
Investor Class Shares                                           1.49%     0.94%

                                                               Gross       Net
                                                              expense    expense
                                                               ratio      ratio
--------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND
Institutional Class Shares                                     31.28%     0.90%
Investor Class Shares                                          22.29%     1.15%
TURNER MIDCAP GROWTH FUND
Investor Class Shares                                           1.25%     1.18%
Retirement Class Shares                                         1.50%     1.43%
TURNER NEW ENTERPRISE FUND
Investor Class Shares                                           1.69%     1.27%
TURNER QUANTITATIVE LARGE CAP
VALUE FUND
Institutional Class Shares                                      5.28%     0.69%
TURNER SMALL CAP EQUITY FUND
Investor Class Shares                                           1.60%     1.45%
TURNER SMALL CAP GROWTH FUND
Investor Class Shares                                           1.49%     1.25%

--------------------------------------------------------------------------------

+ These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

6 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CONCENTRATED GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TTOPX

o     CUSIP #87252R862

o     Top five holdings++

      (1)   Cisco Systems

      (2)   Gilead Sciences

      (3)   Charles River Laboratories International

      (4)   Corning

      (5)   CME Group

o     % in five largest holdings 24.4%+

o     Number of holdings 26

o     Price/earnings ratio 21.2

o     Weighted average market capitalization $47.03 billion

o     % of holdings with positive earnings surprises 71.6%

o     % of holdings with negative earnings surprises 24.2%

o     Net assets $37 million

                     -------------------------
               LARGE                         X
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER CONCENTRATED GROWTH FUND:
JUNE 30, 1999-MARCH 31, 2008*

                                  [LINE GRAPH]

INITIAL INVESTMENT DATE         TURNER CONCENTRATED GROWTH FUND   S&P 500 Index   NASDAQ 100 Index   Russell 1000 Growth Index
----------------------          -------------------------------   -------------   ----------------   -------------------------
6/30/99                                   $10,000                  $10,000           $10,000                $10,000
Sep. 99                                   $13,990                  $ 9,376           $10,485                $ 9,633
Sep. 00                                   $27,782                  $10,622           $15,553                $11,890
Sep. 01                                   $ 8,223                  $ 7,794           $ 5,092                $ 6,464
Sep. 02                                   $ 5,754                  $ 6,197           $ 3,631                $ 5,009
Sep. 03                                   $ 8,638                  $ 7,709           $ 5,696                $ 6,307
Sep. 04                                   $ 8,310                  $ 8,778           $ 6,190                $ 6,780
Sep. 05                                   $10,137                  $ 9,853           $ 7,044                $ 7,567
Sep. 06                                   $10,850                  $10,916           $ 7,308                $ 8,024
Sep. 07                                   $14,448                  $12,711           $ 9,283                $ 9,577
Mar. 08                                   $11,878                  $11,127           $ 7,933                $ 8,536


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                   SIX       ONE     THREE     FIVE      SINCE
                                  MONTHS     YEAR    YEARS    YEARS    INCEPTION
---------------------------------------------------------------------------------
TURNER CONCENTRATED GROWTH FUND   (17.79)%   2.84%   10.78%   14.87%     1.99%
S&P 500 Index                     (12.46)%  (5.08)%   5.85%   11.32%     1.23%
NASDAQ 100 Index**                (14.54)%   1.04%    6.82%   12.27%    (2.61)%
Russell 1000 Growth Index         (10.87)%  (0.75)%   6.33%    9.96%    (1.79)%
---------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information Technology                                                     29.9%
Health Care                                                                20.9%
Consumer discretionary                                                     19.1%
Industrials                                                                12.1%
Financials                                                                  8.4%
Cash equivalents                                                            4.2%
Materials                                                                   3.0%
Energy                                                                      2.4%

MANAGER'S DISCUSSION AND ANALYSIS

Poor results in two major sectors were largely responsible for the Turner Concentrated Growth Fund (TTOPX) producing a 17.79% loss in the six-month period ended March 31. That return underperformed the benchmark S&P 500 Index's 12.46% decline by 5.33 percentage points.

Nearly 50% of the fund's holdings were concentrated in two sectors, consumer discretionary and information technology, whose returns detracted most from performance. In those sectors, Internet, retailing, semiconductor, and wireless stocks declined sharply. Three sector positions, health care, materials, and energy, added extra return. Biotechnology, specialty-pharmaceutical, mining, and energy-services stocks fared best.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Concentrated Growth Fund was June 30, 1999.

** The NASDAQ 100 Index tracks NASDAQ's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale, and biotechnology.

+     Percentages based on total investments.

++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                         TURNER FUNDS 2008 SEMIANNUAL REPORT | 7

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TTMEX
      Institutional Class Shares

o     CUSIP #900297847
      Institutional Class Shares

o     Top five holdings+++

      (1)   General Electric

      (2)   Coca-Cola

      (3)   Cisco Systems

      (4)   Petroleo Brasileiro ADR

      (5)   Corning

o     % in five largest holdings 15.4%+

o     Number of holdings 76

o     Price/earnings ratio 17.5

o     Weighted average market capitalization $60.60 billion

o     % of holdings with positive earnings surprises 75.9%

o     % of holdings with negative earnings surprises 19.1%

o     Net assets $364 million, Institutional Class Shares

                     -------------------------
               LARGE                         X
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE
TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES:
FEBRUARY 28, 2001-MARCH 31, 2008*,**

                                  [LINE GRAPH]

                               TURNER CORE GROWTH FUND,                     Russell 1000
INITIAL INVESTMENT DATE      INSTITUTIONAL CLASS SHARES    S&P 500 Index    Growth Index
-----------------------      --------------------------    -------------    ------------
2/28/01                              $250,000                $250,000         $250,000
Sep 01                               $204,530                $211,479         $194,671
Sep 02                               $157,263                $168,147         $150,851
Sep 03                               $201,014                $209,158         $189,951
Sep 04                               $221,015                $238,168         $204,216
Sep 05                               $273,263                $267,343         $227,906
Sep 06                               $292,145                $296,190         $241,671
Sep 07                               $362,260                $344,883         $288,434
Mar 08                               $317,014                $301,911         $257,082

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                        SIX      ONE     THREE    FIVE      SINCE
                                                      MONTHS     YEAR    YEARS    YEARS   INCEPTION
----------------------------------------------------------------------------------------------------
TURNER CORE GROWTH FUND, INSTITUTIONAL CLASS SHARES   (12.49)%   1.06%    9.49%   13.95%   3.41%**
TURNER CORE GROWTH FUND, INVESTOR CLASS SHARES        (12.60)%   0.85%      --       --    6.73%***
S&P 500 Index                                         (12.46)%  (5.08)%   5.85%   11.32%   2.70%**
Russell 1000 Growth Index                             (10.87)%  (0.75)%   6.33%    9.96%   0.39%**
----------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information Technology                                                     17.3%
Financials                                                                 15.2%
Energy                                                                     12.6%
Health Care                                                                12.2%
Industrials                                                                10.1%
Consumer discretionary                                                      9.8%
Consumer staples                                                            8.1%
Cash equivalents/short-term investments++                                   5.5%
Telecommunication services                                                  4.1%
Materials                                                                   3.7%
Utilities                                                                   1.4%

MANAGER'S DISCUSSION AND ANALYSIS

Some good stock selection tempered the 12.49% loss of the Turner Core Growth Fund, Institutional Class (TTMEX) in the six-month period ended March 31. As a result the fund's results nearly equaled that of the S&P 500 Index but underperformed the Russell 1000 Growth Index's 10.87% drop by 1.62 percentage points.

Six of the fund's 10 sector positions beat their index sectors. Energy and health-care stocks, which amounted to a 25% weighting, boosted the fund's results the most. Winners here included energy-services, drilling, biotechnology, and specialty-pharmaceutical stocks. A 10% position in the consumer-discretionary, producer-durables, and information-technology sectors were the prime detractors from performance. Internet, retailing, semiconductor-capital-equipment, semiconductor, data-networking, and wireless-communications shares were particularly weak.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. On February 25, 2005, the Constellation TIP Core Growth Fund reorganized into the Turner Core Growth Fund. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

** The inception date of the Turner Core Growth Fund (Institutional Class Shares) was February 28, 2001. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Core Growth Fund (Investor Class Shares) was August 1, 2005.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "--" are not applicable.

8 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TMCGX

o     CUSIP #872524301

o     Top five holdings+++

      (1)   Bucyrus International, Cl A

      (2)   Deckers Outdoor

      (3)   Terra Industries

      (4)   iShares Russell 2000 Index Fund

      (5)   Parexel International

o     % in five largest holdings 15.1%+

o     Number of holdings 89

o     Price/earnings ratio 16.7

o     Weighted average market capitalization $1.49 billion

o     % of holdings with positive earnings surprises 73.0%

o     % of holdings with negative earnings surprises 26.2%

o     Net assets $556 million

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL                         X
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER EMERGING GROWTH FUND:
FEBRUARY 27, 1998-MARCH 31, 2008*

                                  [LINE GRAPH]

                                                          Russell 2000
INITIAL INVESTMENT DATE     TURNER EMERGING GROWTH FUND   Growth Index
-----------------------     ---------------------------   ------------
2/27/98                             $ 10,000                 $10,000
Sep 98                              $  9,882                 $ 7,625
Sep 99                              $ 21,093                 $10,113
Sep 00                              $ 48,308                 $13,113
Sep 01                              $ 38,535                 $ 7,528
Sep 02                              $ 38,489                 $ 6,161
Sep 03                              $ 49,709                 $ 8,731
Sep 04                              $ 61,410                 $ 9,772
Sep 05                              $ 78,544                 $11,528
Sep 06                              $ 82,432                 $12,206
Sep 07                              $103,105                 $14,518
Mar 08                              $ 91,558                 $12,390

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                SIX       ONE    THREE     FIVE     TEN       SINCE
                              MONTHS     YEAR    YEARS    YEARS    YEARS    INCEPTION
--------------------------------------------------------------------------------------
TURNER EMERGING GROWTH FUND   (11.20)%  (0.92)%   9.53%   20.18%   23.83%     24.55%
Russell 2000 Growth Index     (14.66)%  (8.94)%   5.74%   14.24%    1.75%      2.15%
--------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Cash equivalents/short-term investments++                                  22.3%
Industrials                                                                20.2%
Energy                                                                     16.8%
Health Care                                                                13.6%
Information Technology                                                      7.3%
Financials                                                                  7.1%
Consumer discretionary                                                      6.7%
Materials                                                                   4.3%
Telecommunication services                                                  1.2%
Consumer staples                                                            0.3%
Utilities                                                                   0.2%

MANAGER'S DISCUSSION AND ANALYSIS

The six months ended March 31 were an unfavorable period of performance for small-cap stocks. However, the Turner Emerging Growth Fund (TMCGX) produced a good relative return, an 11.20% loss, which beat its benchmark, the Russell 2000 Growth Index. The fund's margin of outperformance versus the index's 14.66% loss amounted to 3.46 percentage points.

Four of the fund's 10 sector positions outperformed their corresponding index sectors. Health-care, industrials, and energy holdings, a 51% weighting in aggregate, contributed the most to performance. Biotechnology, specialty-pharmaceutical, medical-device, heavy-equipment, and energy-services shares were especially strong. The primary detractors from performance were the fund's materials, utilities, and telecommunications-services holdings, an 11% weighting. Underperformers here included metals and utility stocks.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Emerging Growth Fund was February 27, 1998.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                         TURNER FUNDS 2008 SEMIANNUAL REPORT | 9

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER INTERNATIONAL CORE GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TICGX

o     CUSIP #900297771

o     Top five holdings++

      (1)   Nintendo

      (2)   Potash Corp. of Saskatchewan

      (3)   Nestle

      (4)   BG Group

      (5)   International Power

o     % in five largest holdings 11.1%+

o     Number of holdings 65

o     Price/earnings ratio 15.5

o     Weighted average market capitalization $39.87 billion

o     % of holdings with positive earnings surprises 46.4%

o     % of holdings with negative earnings surprises 24.2%

o     Net assets $5 million

                     -------------------------
               LARGE                         X
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE
TURNER INTERNATIONAL CORE GROWTH FUND:
JANUARY 31, 2007-MARCH 31, 2008*

                                  [LINE GRAPH]

                             TURNER INTERNATIONAL   MSCI World Growth ex-U.S.
INITIAL INVESTMENT DATE        CORE GROWTH FUND               Index
-----------------------      --------------------   -------------------------
1/31/07                          $250,000                  $250,000
Mar 07                           $254,500                  $260,084
Jun 07                           $274,750                  $278,971
Sep 07                           $305,250                  $292,634
Dec 07                           $321,073                  $292,818
Mar 08                           $286,240                  $269,859


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                     SIX        ONE      SINCE
                                                    MONTHS     YEAR    INCEPTION
--------------------------------------------------------------------------------
TURNER INTERNATIONAL CORE GROWTH FUND               (6.23)%   12.47%    12.30%
MSCI World Growth ex-U.S. Index                     (7.78)%    3.76%     6.78%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Industrials                                                                14.8%
Consumer staples                                                           14.1%
Materials                                                                  13.9%
Information technology                                                     11.1%
Financials                                                                 10.1%
Health care                                                                 9.5%
Consumer discretionary                                                      9.2%
Energy                                                                      5.5%
Telecommunication services                                                  4.6%
Utilities                                                                   3.9%
Cash equivalents                                                            3.3%

MANAGER'S DISCUSSION AND ANALYSIS

In the six months ended March 31, the Turner International Core Growth Fund (TICGX) recorded a loss of 6.23%, which outperformed the MSCI World Growth ex-U.S. Index's 7.78% drop by 1.55 percentage points. It was the best return of any Turner fund in the period, and the world stock markets in aggregate also performed better than their U.S. counterparts.

Six of 10 sector positions beat their corresponding index sectors. Adding the most value to results were holdings in four sectors, materials, information technology, financials, and consumer staples, which totaled a 49% weighting. Mining, wireless-communications, international-banking, investment-exchange, and food-processing stocks performed best. Conversely, consumer-discretionary shares, which constituted 9% of the portfolio, impaired performance the most. Retailing, business-services, and diversified industrial stocks produced losses.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner International Core Growth Fund was January 31, 2007.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

10 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TSGEX
      Institutional Class Shares

o     CUSIP #87252R839
      Institutional Class Shares

o     Top five holdings+++

      (1)   Cisco Systems

      (2)   Coca-Cola

      (3)   Corning

      (4)   Gilead Sciences

      (5)   QUALCOMM

o     % in five largest holdings 23.6%+

o     Number of holdings 50

o     Price/earnings ratio 18.1

o     Weighted average market capitalization $63.88 billion

o     % of holdings with positive earnings surprises 84.6%

o     % of holdings with negative earnings surprises 12.4%

o     Net assets $38 million, Institutional Class Shares

                     -------------------------
               LARGE                         X
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $250,000 INVESTMENT IN THE
TURNER LARGE CAP GROWTH FUND,
INSTITUTIONAL CLASS SHARES:
JUNE 14, 2000-MARCH 31, 2008*,**

                                  [LINE GRAPH]

                              TURNER LARGE CAP GROWTH FUND,
 INITIAL INVESTMENT DATE       INSTITUTIONAL CLASS SHARES    Russell Top 200 Growth Index   Russell 1000 Growth Index
 ------------------------     ----------------------------   -----------------------------  -------------------------
6/14/00                              $250,000                       $250,000                      $250,000
Sep 00                               $245,248                       $238,641                      $242,266
Sep 01                               $117,498                       $132,947                      $131,696
Sep 02                               $ 87,501                       $101,319                      $102,051
Sep 03                               $115,510                       $124,440                      $128,503
Sep 04                               $120,870                       $131,819                      $138,153
Sep 05                               $135,483                       $142,075                      $154,179
Sep 06                               $140,089                       $150,315                      $163,491
Sep 07                               $170,713                       $178,379                      $195,127
Mar 08                               $144,560                       $160,345                      $173,917

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                             SIX       ONE    THREE    FIVE     SINCE
                                                            MONTHS    YEAR    YEARS   YEARS   INCEPTION
--------------------------------------------------------------------------------------------------------
TURNER LARGE CAP GROWTH FUND, INSTITUTIONAL CLASS SHARES   (15.32)%  (2.19)%  4.77%   9.05%   (6.79)%**
TURNER LARGE CAP GROWTH FUND, INVESTOR CLASS SHARES        (15.53)%  (2.58)%    --      --    (2.92)%***
Russell Top 200 Growth Index                               (10.11)%   1.15%   5.90%   8.50%   (5.54)%**
Russell 1000 Growth Index                                  (10.87)%  (0.75)%  6.33%   9.96%   (4.55)%**
--------------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     29.3%
Health care                                                                17.7%
Consumer discretionary                                                     12.2%
Industrials                                                                11.2%
Consumer staples                                                           10.7%
Financials                                                                  6.6%
Energy                                                                      5.1%
Materials                                                                   3.0%
Cash equivalents/short-term investments++                                   2.9%
Telecommunication services                                                  1.3%

MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, double-digit losses in two large sectors were particularly detrimental to the performance of the Turner Large Cap Growth Fund, Institutional Class (TSGEX). The fund lost 15.32%, which lagged the Russell Top 200 Growth Index's 10.11% decline by 5.21 percentage points.

The fund's information-technology and consumer-discretionary positions, representing 42% of the portfolio, hurt results the most. Semiconductor, wireless-communications, data-networking, Internet, and retailing stocks were especially negative. Altogether, five of the fund's nine sector positions outperformed the index sectors. Health-care and energy stocks, a 23% weighting, added the greatest extra return; biotechnology, medical-device, pharmaceutical, and energy-services stocks did well.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

** The inception date of the Turner Large Cap Growth Fund (Institutional Class Shares) was June 14, 2000. Index returns are based on Institutional Class Shares inception date.

*** The inception date of the Turner Large Cap Growth Fund (Investor Class Shares) was January 31, 2007.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "--" are not applicable.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 11

INVESTMENT REVIEW
-------------------------------------------------------------------------------

TURNER MIDCAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TMCFX
      Investor Class Shares

o     CUSIP #900297797
      Investor Class Shares

o     Top five holdings++

      (1)   iShares Russell Midcap Index Fund

      (2)   Covanta Holding

      (3)   Range Resources

      (4)   Pediatrix Medical Group

      (5)   Sigma-Aldrich

o     % in five largest holdings 10.4%+

o     Number of holdings 76

o     Price/earnings ratio 15.4

o     Weighted average market capitalization $4.51 billion

o     % of holdings with positive earnings surprises 77.0%

o     % of holdings with negative earnings surprises 23.0%

o     Net assets $0.5 million, Investor Class Shares

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |               X
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MIDCAP EQUITY FUND,
INVESTOR CLASS SHARES:
JANUARY 31, 2007-MARCH 31, 2008*

                                  [LINE GRAPH]

                            TURNER MIDCAP EQUITY FUND,
INITIAL INVESTMENT DATE       INVESTOR CLASS SHARES       Russell Midcap Index
------------------------    --------------------------    ---------------------
1/31/07                          $10,000                   $10,000
Mar 07                           $10,130                   $10,096
Jun 07                           $10,860                   $10,631
Sep 07                           $10,610                   $10,590
Dec 07                           $10,370                   $10,215
Mar 08                           $ 9,100                   $ 9,196

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                           SIX        ONE        SINCE
                                                          MONTHS      YEAR     INCEPTION
----------------------------------------------------------------------------------------
TURNER MIDCAP EQUITY FUND, INSTITUTIONAL CLASS SHARES    (13.95)%    (9.46)%    (6.98)%
TURNER MIDCAP EQUITY FUND, INVESTOR CLASS SHARES         (14.23)%   (10.17)%    (7.77)%
Russell Midcap Index                                     (13.17)%    (8.92)%    (6.95)%
----------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Industrials                                                                18.7%
Information technology                                                     15.8%
Financials                                                                 15.7%
Health care                                                                 7.9%
Materials                                                                   7.8%
Consumer discretionary                                                      7.3%
Consumer staples                                                            6.9%
Energy                                                                      6.8%
Utilities                                                                   6.3%
Cash equivalents                                                            5.5%
Telecommunication services                                                  1.3%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Midcap Equity Fund, Investor Class (TMCFX) recorded a negative return, 14.23%, in the six-month period ended March 31. That return underperformed its benchmark, the Russell Midcap Index, by 1.06 percentage points.

Good relative returns in the consumer-discretionary, financials, and health-care sectors, a 31% weighting, added the most value to the fund's results. Retailing, apparel, insurance, managed-care, and pharmaceutical stocks were notable contributors. Altogether, four of the fund's 10 sector positions outperformed their corresponding index sectors. A 26% position in energy and industrials stocks, especially in the energy-production and capital-equipment industries, detracted most from the fund's results.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Midcap Equity Fund was January 31, 2007. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

12 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER MIDCAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TMGFX
      Investor Class Shares

o     CUSIP #900297409
      Investor Class Shares

o     Top five holdings+++

      (1)   Range Resources

      (2)   Weatherford International

      (3)   Flowserve

      (4)   T. Rowe Price Group

      (5)   Owens-Illinois

o     % in five largest holdings 9.3%+

o     Number of holdings 102

o     Price/earnings ratio 20

o     Weighted average market capitalization $9.75 billion

o     % of holdings with positive earnings surprises 74.8%

o     % of holdings with negative earnings surprises 23.6%

o     Net assets $1 billion, Investor Class Shares

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |                           X
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER MIDCAP GROWTH FUND,  INVESTOR CLASS SHARES:
SEPTEMBER 30, 1997-MARCH 31, 2008*,**

                                  [LINE GRAPH]

                          TURNER MIDCAP GROWTH FUND,
INITIAL INVESTMENT DATE     INVESTOR CLASS SHARES       Russell Midcap Growth Index
------------------------  --------------------------    ---------------------------
9/30/97                         $10,000                        $10,000
Sep 98                          $10,124                        $ 9,063
Sep 99                          $18,635                        $12,434
Sep 00                          $36,777                        $19,940
Sep 01                          $15,078                        $ 9,617
Sep 02                          $11,942                        $ 8,126
Sep 03                          $16,934                        $11,287
Sep 04                          $18,190                        $12,831
Sep 05                          $22,871                        $15,843
Sep 06                          $23,946                        $16,957
Sep 07                          $30,947                        $20,555
Mar 08                          $27,342                        $17,994

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                       SIX       ONE      THREE    FIVE     TEN      SINCE
                                                      MONTHS     YEAR     YEARS    YEARS   YEARS   INCEPTION
------------------------------------------------------------------------------------------------------------
TURNER MIDCAP GROWTH FUND, INVESTOR CLASS SHARES     (11.65)%    4.61%    9.84%   16.24%   9.07%   12.64%**
TURNER MIDCAP GROWTH FUND, RETIREMENT CLASS SHARES   (11.74)%    4.39%    9.41%   15.73%     --     9.18%***
Russell Midcap Growth Index                          (12.46)%   (4.55)%   7.77%   15.20%   5.16%    7.69%**
------------------------------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     16.1%
Consumer discretionary                                                     15.3%
Industrials                                                                15.3%
Energy                                                                     11.4%
Health care                                                                11.2%
Financials                                                                  9.0%
Cash equivalents/short-term investments++                                   8.5%
Materials                                                                   5.8%
Consumer staples                                                            3.6%
Utilities                                                                   2.4%
Telecommunication services                                                  1.4%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Midcap Growth Fund, Investor Class (TMGFX) fell 11.65% in the six-month period ended March 31. The fund beat the Russell Midcap Growth Index's 12.46% loss by 0.81 percentage point.

Good relative returns in the energy and materials sectors, a 17% weighting, added the most value to the fund's results. Energy-services, metals, and mining stocks were notable contributors. Altogether, seven of 10 sector positions outperformed their corresponding index sectors. A 16% position in information-technology stocks, especially in the wireless-equipment, digital-networking, and semiconductor industries, was the prime detractor from performance.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Investor and Retirement Class Shares will differ due to differences in fees.

** The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

*** The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

Amounts designated as "--" are not applicable.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 13

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER NEW ENTERPRISE FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TBTBX

o     CUSIP #87252R797

o     Top five holdings+++

      (1)   Gilead Sciences

      (2)   Guess?

      (3)   Genzyme

      (4)   Monsanto

      (5)   BioMarin Pharmaceutical

o     % in five largest holdings 20.9%+

o     Number of holdings 38

o     Price/earnings ratio 21.9

o     Weighted average market capitalization $20.07 billion

o     % of holdings with positive earnings surprises 71.4%

o     % of holdings with negative earnings surprises 28.6%

o     Net assets $56 million

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |                           X
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER NEW ENTERPRISE FUND:
JUNE 30, 2000-MARCH 31, 2008*

                                  [LINE GRAPH]

INITIAL INVESTMENT DATE     TURNER NEW ENTERPRISE FUND    NASDAQ Composite Index
------------------------    --------------------------    ----------------------
6/30/00                            $10,000                     $10,000
Sep 00                             $12,520                     $ 9,264
Sep 01                             $ 3,290                     $ 3,792
Sep 02                             $ 2,270                     $ 2,976
Sep 03                             $ 4,340                     $ 4,556
Sep 04                             $ 4,521                     $ 4,862
Sep 05                             $ 5,861                     $ 5,552
Sep 06                             $ 6,261                     $ 5,875
Sep 07                             $ 8,722                     $ 7,081
Mar 08                             $ 7,162                     $ 6,000

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                               SIX       ONE      THREE     FIVE      SINCE
                              MONTHS     YEAR     YEARS     YEARS   INCEPTION
-------------------------------------------------------------------------------
TURNER NEW ENTERPRISE FUND   (17.89)%    4.83%    12.42%    21.81%    (4.22)%
NASDAQ Composite Index       (15.27)%   (5.12)%    5.28%    11.94%    (6.37)%
-------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     28.9%
Health care                                                                21.1%
Consumer discretionary                                                     17.6%
Industrials                                                                12.2%
Cash equivalents/short-term investments++                                   8.9%
Energy                                                                      5.5%
Materials                                                                   3.6%
Financials                                                                  2.2%

MANAGER'S DISCUSSION AND ANALYSIS

Sizable losses in two principal sectors -- information technology and financials -- contributed to the Turner New Enterprise Fund (TBTBX) recording a 17.89% loss in the six months ended March 31. The fund trailed the NASDAQ Composite Index's 15.27% loss by 2.62 percentage points.

Stocks in the two sectors accounted for 31% of the fund's holdings; weak-performing stocks included semiconductor, data-networking, software, insurance, and investment-exchange shares. Enhancing performance was a 37% position in the health-care, materials, and industrials sectors. Stocks in those sectors that produced good relative returns included biotechnology, specialty-pharmaceutical, health-care-products, metals, mining, and heavy-equipment shares. Four of the fund's seven sector holdings outperformed their corresponding index sectors.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner New Enterprise Fund was June 30, 2000.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financials for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

14 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER QUANTITATIVE LARGE CAP VALUE FUND
(FORMERLY TURNER LARGE CAP VALUE FUND)

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TLVFX

o     CUSIP #900297821

o     Top five holdings++

      (1)   ExxonMobil

      (2)   AT&T

      (3)   General Electric

      (4)   Chevron

      (5)   Verizon Communications

o     % in five largest holdings 19.1%+

o     Number of holdings 92

o     Price/earnings ratio 12.9

o     Weighted average market capitalization $90.42 billion

o     % of holdings with positive earnings surprises 67.1%

o     % of holdings with negative earnings surprises 28.1%

o     Net assets $0.9 million

                     -------------------------
               LARGE X
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $25,000 INVESTMENT IN THE
TURNER QUANTITATIVE LARGE CAP VALUE FUND:
OCTOBER 10, 2005-MARCH 31, 2008*

                                  [LINE GRAPH]

                           TURNER QUANTITATIVE
INITIAL INVESTMENT DATE    LARGE CAP VALUE FUND   Russell 1000 Value Index
-----------------------    --------------------   ------------------------
10/10/05                        $25,000                  $25,000
Dec 05                          $26,068                  $26,330
Mar 06                          $27,600                  $27,891
Jun 06                          $27,526                  $28,056
Sep 06                          $28,731                  $29,801
Dec 06                          $30,585                  $32,185
Mar 07                          $31,233                  $32,584
Jun 07                          $33,254                  $34,191
Sep 07                          $33,307                  $34,109
Dec 07                          $33,092                  $32,130
Mar 08                          $30,314                  $29,328

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                                 SIX         ONE        SINCE
                                                MONTHS       YEAR     INCEPTION
--------------------------------------------------------------------------------
TURNER QUANTITATIVE LARGE CAP VALUE FUND        (8.97)%    (2.93)%      8.10%
Russell 1000 Value Index                       (14.01)%    (9.99)%      6.67%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Financials                                                                 26.0%
Energy                                                                     16.1%
Industrials                                                                12.0%
Consumer staples                                                            8.9%
Health care                                                                 7.4%
Utilities                                                                   6.9%
Consumer discretionary                                                      5.8%
Telecommunication services                                                  5.7%
Information technology                                                      4.9%
Materials                                                                   4.8%
Cash equivalents                                                            1.5%

MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Quantitative Large Cap Value Fund (TLVFX) fell 8.97%. But that return was good enough to outdistance the Russell 1000 Value Index, which declined 14.01%, by 5.04 percentage points.

The fund's proprietary quantitative model selected stocks that did well in relative terms in eight of 10 market sectors. Financials and materials stocks, a 31% weighting, enhanced performance to the greatest degree. Winners here included investment-management, financial-transaction-processing, insurance, metals, and mining shares. Hurting results the most were consumer-staples stocks, which represented 9% of the portfolio; diversified industrial, food, and beverage stocks were among the detractors.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Quantitative Large Cap Value Fund was October 10, 2005.

+     Percentages based on total investments.

++ Cash equivalents are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                       TURNER FUNDS 2008 SEMI ANNUAL REPORT | 15

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP EQUITY FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TSEIX

o     CUSIP #87252R714

o     Top five holdings+++

      (1)   Petroleum Development

      (2)   Clean Harbors

      (3)   Trico Marine Services

      (4)   THQ

      (5)   Plexus

o     % in five largest holdings 7.3%+

o     Number of holdings 100

o     Price/earnings ratio 17.2

o     Weighted average market capitalization $1.34 billion

o     % of holdings with positive earnings surprises 73.1%

o     % of holdings with negative earnings surprises 25.1%

o     Net assets $44 million

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL             X
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP EQUITY FUND:
MARCH 4, 2002-MARCH 31, 2008*

                                  [LINE GRAPH]

INITIAL INVESTMENT DATE    TURNER SMALL CAP EQUITY FUND   Russell 2000 Index
-----------------------    ----------------------------   ------------------
3/4/02                             $10,000                   $10,000
Sep 02                             $ 9,299                   $ 7,485
Sep 03                             $12,278                   $10,217
Sep 04                             $15,317                   $12,134
Sep 05                             $17,671                   $14,313
Sep 06                             $18,639                   $15,732
Sep 07                             $20,518                   $17,674
Mar 08                             $17,652                   $15,196

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                   SIX        ONE      THREE    FIVE      SINCE
                                  MONTHS      YEAR     YEARS    YEARS   INCEPTION
---------------------------------------------------------------------------------
TURNER SMALL CAP EQUITY FUND     (13.97)%   (13.07)%   2.51%   13.78%     9.81%
Russell 2000 Index               (14.02)%   (13.00)%   5.06%   14.90%     7.13%
---------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Information technology                                                     15.9%
Industrials                                                                15.5%
Financials                                                                 12.6%
Health care                                                                12.0%
Cash equivalents/short-term investments++                                  11.4%
Energy                                                                      8.2%
Consumer discretionary                                                      7.5%
Materials                                                                   6.5%
Consumer staples                                                            5.5%
Utilities                                                                   4.9%

MANAGER'S DISCUSSION AND ANALYSIS

The Turner Small Cap Equity Fund (TSEIX) lost 13.97% in the six-month period ended March 31. That return beat the Russell 2000 Index's 14.02% decline by 0.05 percentage point.

The fund is invested in both growth and value stocks. Six of the fund's nine sector positions beat their corresponding index sectors. The greatest degree of outperformance was supplied by materials, energy, health-care, and industrials stocks, which represented 42% of the portfolio. Winners included mining, energy-services, biotechnology, and railroad shares. A 16% position in information-technology stocks hurt results the most; aerospace, software, data-networking, and information-services holdings performed poorly.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Equity Fund was March 4, 2002.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

16 | TURNER FUNDS 2008 SEMIANNUAL REPORT

INVESTMENT REVIEW
--------------------------------------------------------------------------------

TURNER SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
FUND PROFILE
MARCH 31, 2008

o     Ticker symbol TSCEX

o     CUSIP #900297300

o     Top five holdings+++

      (1)   United Therapeutics

      (2)   FTI Consulting

      (3)   Parexel International

      (4)   Perrigo

      (5)   BioMarin Pharmaceutical

o     % in five largest holdings 7.9%+

o     Number of holdings 109

o     Price/earnings ratio 19.4

o     Weighted average market capitalization $2.12 billion

o     % of holdings with positive earnings surprises 78.4%

o     % of holdings with negative earnings surprises 19.2%

o     Net assets $261 million

                     -------------------------
               LARGE
    MARKET       |   -------------------------
CAPITALIZATION   |
                 |   -------------------------
               SMALL                         X
                     -------------------------
                     VALUE ------------ GROWTH
                          INVESTMENT STYLE

--------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT IN THE
TURNER SMALL CAP GROWTH FUND:
SEPTEMBER 30, 1997-MARCH 31, 2008*

                                  [LINE GRAPH]

                            TURNER SMALL CAP    Russell 2000
INITIAL INVESTMENT DATE       GROWTH FUND       Growth Index
------------------------    ----------------    ------------
9/30/97                        $10,000            $10,000
Sep 98                         $ 8,310            $ 7,517
Sep 99                         $13,225            $ 9,970
Sep 00                         $20,640            $12,927
Sep 01                         $10,359            $ 7,421
Sep 02                         $ 8,353            $ 6,074
Sep 03                         $12,497            $ 8,607
Sep 04                         $14,119            $ 9,634
Sep 05                         $16,337            $11,365
Sep 06                         $17,324            $12,033
Sep 07                         $21,831            $14,312
Mar 08                         $18,587            $12,214

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING MARCH 31, 2008)

                                   SIX        ONE     THREE    FIVE     TEN     SINCE
                                  MONTHS      YEAR    YEARS    YEARS   YEARS   INCEPTION
----------------------------------------------------------------------------------------
TURNER SMALL CAP GROWTH FUND     (14.86)%   (5.87)%   8.11%   16.60%   5.43%    12.56%
Russell 2000 Growth Index        (14.66)%   (8.94)%   5.74%   14.24%   1.75%     5.48%
----------------------------------------------------------------------------------------

SECTOR WEIGHTINGS+:

                                   [BAR CHART]

Health care                                                                17.1%
Consumer discretionary                                                     17.0%
Information technology                                                     15.0%
Industrials                                                                14.1%
Cash equivalents/short-term investments++                                  13.0%
Energy                                                                      7.6%
Financials                                                                  6.4%
Materials                                                                   5.6%
Consumer staples                                                            2.2%
Telecommunication services                                                  1.3%
Utilities                                                                   0.7%

MANAGER'S DISCUSSION AND ANALYSIS

In the six-month period ended March 31, the Turner Small Cap Growth Fund (TSCEX) declined 14.86%. The fund's loss represented a modest margin of underperformance, 0.20 percentage point, to that of the Russell 2000 Growth Index, which fell 14.66%.

Five of the fund's 10 sector positions beat their index-sector counterparts. The fund's health-care, financials, and industrials stocks, a 38% weighting, performed best in relative terms, recording substantial margins of outperformance over their index counterparts. Winners included biotechnology, medical-device, investment-management, and shipping stocks. A 15% position in information-technology stocks, particularly semiconductor and network-equipment shares, were a drag on performance.

--------------------------------------------------------------------------------
* These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

+     Percentages based on total investments.

++ Cash equivalents include short-term investments held as collateral for securities lending activity. Please see Note 10 in Notes to Financial Statements for more detailed information.

+++ Cash equivalents and short-term investments are not being considered a holding for the top five holdings, but are counted in the number of holdings.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 17

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.9%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Cl A*                                11,890   $   1,349
Coach*                                                       37,830       1,141
Focus Media Holding ADR*                                     15,280         537
GameStop, Cl A*                                              25,980       1,343
International Game Technology                                33,220       1,336
Pulte Homes                                                  91,710       1,334
                                                                      ----------
Total Consumer discretionary                                              7,040
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--2.4%
--------------------------------------------------------------------------------
Ultra Petroleum*                                             11,380         882
                                                                      ----------
Total Energy                                                                882
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--8.5%
--------------------------------------------------------------------------------
CME Group                                                     3,625       1,700
State Street                                                 17,810       1,407
                                                                      ----------
Total Financials                                                          3,107
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--20.9%
--------------------------------------------------------------------------------
Baxter International                                         19,390       1,121
BioMarin Pharmaceutical*                                     39,290       1,390
Charles River Laboratories
   International*                                            29,930       1,764
Gilead Sciences*                                             35,300       1,819
Intuitive Surgical*                                           4,960       1,609
                                                                      ----------
Total Health care                                                         7,703
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--12.1%
--------------------------------------------------------------------------------
Deere                                                        17,840       1,435
First Solar*                                                  6,510       1,505
General Electric                                             40,450       1,497
                                                                      ----------
Total Industrials                                                         4,437
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--29.9%
--------------------------------------------------------------------------------
Applied Materials                                            79,910       1,559
Cisco Systems*                                               80,170       1,931
Corning                                                      72,490       1,743
Juniper Networks*                                            59,130       1,478
MEMC Electronic Materials*                                   16,840       1,194
QUALCOMM                                                     41,430       1,699
Research In Motion*                                          12,350       1,386
                                                                      ----------
Total Information technology                                             10,990
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
MATERIALS--3.0%
--------------------------------------------------------------------------------
Monsanto                                                      9,770   $   1,089
                                                                      ----------
Total Materials                                                           1,089
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $33,041)                                                        35,248
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--4.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 3.238%**                         1,536,050       1,536
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1,536)                                                          1,536
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
   (COST $34,577)                                                     $  36,784
================================================================================

Percentages are based on Net Assets of $36,762.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

18 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.2%
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Cl A*                                46,990   $   5,330
Coach*                                                      180,641       5,446
GameStop, Cl A*                                             125,550       6,492
Guess ?                                                     123,350       4,992
International Game Technology                               115,490       4,644
Lowe's                                                      247,920       5,687
Nike, Cl B                                                   56,620       3,850
Nordstrom                                                   146,930       4,790
NVR* #                                                       10,048       6,004
priceline.com*                                               36,620       4,426
TJX                                                         140,130       4,634
Urban Outfitters*                                           144,850       4,541
                                                                      ----------
Total Consumer discretionary                                             60,836
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.3%
--------------------------------------------------------------------------------
Coca-Cola                                                   340,670      20,737
Colgate-Palmolive                                           132,970      10,360
CVS Caremark                                                168,020       6,806
Fomento Economico
   Mexicano ADR                                             136,950       5,722
Molson Coors Brewing, Cl B                                  121,020       6,362
                                                                      ----------
Total Consumer staples                                                   49,987
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--13.0%
--------------------------------------------------------------------------------
Cameron International*                                      190,730       7,942
Consol Energy                                               122,050       8,445
Petroleo Brasileiro ADR                                     149,590      15,275
Range Resources                                              99,810       6,333
Southwestern Energy*                                        195,820       6,597
Weatherford International*                                  194,760      14,114
Williams                                                    212,860       7,020
XTO Energy                                                  194,202      12,013
                                                                      ----------
Total Energy                                                             77,739
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--15.8%
--------------------------------------------------------------------------------
Aflac                                                       162,380      10,547
BlackRock, Cl A #                                            35,830       7,316
Charles Schwab                                              531,120      10,001
Chubb                                                       189,420       9,372
CME Group                                                    22,210      10,419
Goldman Sachs Group                                          56,290       9,310

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Northern Trust                                              118,960   $   7,907
People's United Financial                                   139,930       2,422
PNC Financial Services Group                                120,750       7,918
Public Storage^                                              27,240       2,414
State Street                                                103,870       8,206
T. Rowe Price Group                                         169,790       8,489
                                                                      ----------
Total Financials                                                         94,321
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--12.6%
--------------------------------------------------------------------------------
Allergan                                                    125,740       7,091
Baxter International                                        184,770      10,683
Becton Dickinson                                             46,920       4,028
BioMarin Pharmaceutical*                                     63,530       2,247
Genentech*                                                   76,360       6,199
Genzyme*                                                     78,670       5,864
Gilead Sciences*                                            280,070      14,432
Intuitive Surgical*                                          18,030       5,848
Teva Pharmaceutical Industries                               93,190       4,304
Thermo Fisher Scientific*                                   130,900       7,440
Zimmer Holdings*                                             91,940       7,159
                                                                      ----------
Total Health care                                                        75,295
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--10.4%
--------------------------------------------------------------------------------
Deere                                                       150,120      12,076
Expeditors International
   of Washington                                             94,550       4,272
First Solar*                                                 28,980       6,698
General Electric                                            760,770      28,156
SPX                                                          45,980       4,823
Union Pacific                                                51,540       6,462
                                                                      ----------
Total Industrials                                                        62,487
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.9%
--------------------------------------------------------------------------------
Activision*                                                 177,150       4,838
Akamai Technologies*                                         74,100       2,087
Apple*                                                      100,020      14,353
Applied Materials                                           670,150      13,075
Cisco Systems*                                              693,300      16,702
Corning                                                     612,570      14,726
Dolby Laboratories, Cl A*                                    44,380       1,609
Fiserv*                                                      14,170         681
MEMC Electronic Materials*                                   48,450       3,435

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 19

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Microchip Technology                                         97,200   $   3,181
QUALCOMM                                                    334,570      13,717
Research In Motion*                                          88,930       9,981
VeriSign*                                                   119,870       3,984
Visa, Cl A*                                                  81,460       5,080
                                                                      ----------
Total Information technology                                            107,449
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--3.8%
--------------------------------------------------------------------------------
Monsanto                                                    113,950      12,705
Mosaic*                                                      53,460       5,485
Owens-Illinois*                                              79,280       4,474
                                                                      ----------
Total Materials                                                          22,664
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                                    182,310      11,611
Millicom International
   Cellular*                                                 64,448       6,094
Tele Norte Leste
   Participacoes ADR #                                      289,490       7,683
                                                                      ----------
Total Telecommunication services                                         25,388
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--1.5%
--------------------------------------------------------------------------------
Constellation Energy Group                                  101,660       8,974
                                                                      ----------
Total Utilities                                                           8,974
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $566,753)                                                      585,140
================================================================================

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--5.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                          34,144,636   $  34,145

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $34,145)                                                        34,145
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--103.4%
   (COST $600,898)                                                    $ 619,285
================================================================================

Percentages are based on Net Assets of $598,797.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  ^   Real Estate Investment Trust

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $13,624,042.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $13,761,773.

ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.

20 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--81.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.4%
--------------------------------------------------------------------------------
American Public Education*                                   28,420   $     863
California Pizza Kitchen*                                   241,830       3,170
Deckers Outdoor*                                            206,780      22,295
DG FastChannel*                                             114,890       2,204
Great Wolf Resorts*                                         248,286       1,584
New Oriental Education &
   Technology Group ADR*                                     54,570       3,540
Red Robin Gourmet Burgers*                                   84,140       3,161
Volcom*                                                     202,230       4,087
                                                                      ----------
Total Consumer discretionary                                             40,904
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--0.4%
--------------------------------------------------------------------------------
Boston Beer, Cl A*                                           40,924       1,945
                                                                      ----------
Total Consumer staples                                                    1,945
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--18.5%
--------------------------------------------------------------------------------
Bolt Technology* #                                          141,825       2,614
Carrizo Oil & Gas*                                          145,170       8,604
Dawson Geophysical*                                          82,820       5,590
ION Geophysical*                                            354,730       4,895
Lufkin Industries                                            55,260       3,527
NATCO Group, Cl A*                                          217,385      10,163
Oceaneering International*                                  155,930       9,824
Penn Virginia                                               190,740       8,410
PetroHawk Energy*                                           530,454      10,699
Petroleum Development*                                       73,540       5,094
StealthGas                                                  143,010       2,224
T-3 Energy Services*                                        121,040       5,151
Trico Marine Services*                                       79,990       3,117
W-H Energy Services*                                        166,710      11,478
Willbros Group*                                             372,092      11,386
                                                                      ----------
Total Energy                                                            102,776
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--3.9%
--------------------------------------------------------------------------------
American Physicians Capital                                 133,760       6,201
Harleysville Group                                           96,680       3,489
IBERIABANK                                                   57,480       2,544
Meadowbrook Insurance
   Group                                                    334,740       2,614
National Interstate                                          54,100       1,263
Navigators Group*                                           107,460       5,846
                                                                      ----------
Total Financials                                                         21,957
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
HEALTH CARE--14.9%
--------------------------------------------------------------------------------
Acorda Therapeutics* #                                      271,740   $   4,878
Air Methods*                                                 80,442       3,891
Alexion Pharmaceuticals*                                     59,350       3,519
Cepheid*                                                     30,838         752
HMS Holdings*                                               131,900       3,766
Hologic*                                                    164,570       9,150
Icon ADR*                                                   152,810       9,916
IPC The Hospitalist*                                        153,354       3,033
Kendle International* #                                     145,860       6,552
MWI Veterinary Supply*                                      109,620       3,865
Omnicell*                                                   282,970       5,688
Parexel International*                                      466,854      12,185
PharmaNet Development
   Group*                                                   241,370       6,090
Rigel Pharmaceuticals*                                      154,260       2,879
XenoPort*                                                   169,340       6,853
                                                                      ----------
Total Health care                                                        83,017
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--22.1%
--------------------------------------------------------------------------------
AAR*                                                        275,120       7,503
Barnes Group                                                233,570       5,360
Bucyrus International, Cl A                                 236,200      24,010
CBIZ*                                                       563,340       4,574
Clean Harbors*                                               88,970       5,783
EnPro Industries*                                           158,980       4,959
Genesee & Wyoming, Cl A*                                    107,335       3,692
Genesis Lease ADR                                           111,900       1,628
GeoEye*                                                      63,360       1,647
Heico #                                                     133,480       6,507
HUB Group, Cl A*                                             82,694       2,720
Hurco*                                                       51,143       2,393
II-VI*                                                      187,210       7,110
Kenexa*                                                     276,900       5,117
Ladish*                                                     197,790       7,121
LMI Aerospace*                                              184,940       3,582
Middleby* #                                                 153,210       9,559
Powell Industries*                                           80,360       3,164
Robbins & Myers                                             127,240       4,154
Titan International                                         118,960       3,641
Triumph Group #                                             155,190       8,835
                                                                      ----------
Total Industrials                                                       123,059
                                                                      ----------

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 21

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.0%
--------------------------------------------------------------------------------
Actuate*                                                    401,870   $   1,648
Advanced Analogic
   Technologies*                                            337,410       1,896
Ansys*                                                      276,860       9,557
Blue Coat Systems*                                           99,130       2,185
comScore*                                                    82,710       1,659
Comtech Group*                                              244,090       2,634
Comtech Telecommunications*                                 100,365       3,914
Cybersource*                                                250,236       3,656
Network Equipment
   Technologies* #                                          279,530       1,836
Phoenix Technologies*                                       149,440       2,340
Rofin-Sinar Technologies*                                    93,160       4,183
SPSS*                                                        86,170       3,342
Stratasys* #                                                238,330       4,242
Yucheng Technologies* #                                      93,690       1,551
                                                                      ----------
Total Information technology                                             44,643
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--4.7%
--------------------------------------------------------------------------------
Calgon Carbon* #                                            147,070       2,214
RTI International Metals*                                   108,647       4,912
Terra Industries*                                           530,040       8,832
                                                                      ----------
Total Materials                                                          25,958
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------
NTELOS Holdings                                             150,650       3,646
PAETEC Holding*                                             575,050       3,830
                                                                      ----------
Total Telecommunication services                                          7,476
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                                     57,705       1,069
                                                                      ----------
Total Utilities                                                           1,069
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $340,608)                                                      452,804
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--3.9%
--------------------------------------------------------------------------------
iShares Russell 2000
   Growth Index Fund #                                       94,150       6,858
iShares Russell 2000
   Index Fund #                                             215,550      14,767
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $22,333)                                                21,625
================================================================================

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--24.4%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                         135,811,453   $ 135,811

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $135,811)                                                      135,811
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--109.7%
   (COST $498,752)                                                    $ 610,240
================================================================================

Percentages are based on Net Assets of $556,421.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $55,809,083.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $57,492,362.

ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

22 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--95.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------
Central European Media
   Enterprises, Cl A*                                           770   $      65
CTC Media GDR*                                                2,050          57
Daimler                                                         691          59
Focus Media Holding ADR*                                      1,700          60
Gafisa                                                        2,540          42
Matsushita Electric Industrial                                4,000          87
                                                                      ----------
Total Consumer discretionary                                                370
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--14.3%
--------------------------------------------------------------------------------
Beiersdorf                                                      838          70
British American Tobacco                                      2,390          90
Coca-Cola Femsa                                              11,300          64
Coca-Cola Hellenic Bottling                                   1,600          75
Cosan, Cl A*                                                  5,070          62
Diageo                                                        3,590          72
L'Oreal                                                         422          54
Nestle                                                          194          97
Shiseido                                                      2,320          61
                                                                      ----------
Total Consumer staples                                                      645
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--5.6%
--------------------------------------------------------------------------------
Acergy                                                        3,737          80
BG Group                                                      4,090          95
Transocean                                                      570          77
                                                                      ----------
Total Energy                                                                252
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--10.2%
--------------------------------------------------------------------------------
Arch Capital Group*                                           1,090          75
Banco Santander Chile                                     1,203,365          61
Deutsche Boerse                                                 480          77
Julius Baer Holding                                             980          72
Standard Bank Group                                               1          --
Standard Chartered                                            2,581          88
Sumitomo Mitsui
   Financial Group                                                7          46
Unibanco - Uniao de
   Bancos Brasileiros                                         3,658          43
                                                                      ----------
Total Financials                                                            462
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
HEALTH CARE--9.6%
--------------------------------------------------------------------------------
Alcon                                                           520   $      74
CSL                                                           2,520          85
Icon ADR*                                                     1,060          69
Novo Nordisk, Cl B                                            1,140          78
Roche Holding                                                   360          68
Teva Pharmaceutical Industries                                1,320          61
                                                                      ----------
Total Health care                                                           435
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--14.9%
--------------------------------------------------------------------------------
Alstom                                                          310          67
Canadian National Railway                                     1,060          51
CNH Global                                                    1,280          67
Empresa Brasileira
   de Aeronautica                                             5,249          52
Grupo Aeroportuario del
   Pacifico ADR                                               1,230          55
Intertek Group                                                1,810          37
Koninklijke Philips Electronics                               1,627          62
Kuehne & Nagel International                                    748          75
McDermott International*                                      1,210          66
Tyco International                                            1,600          71
Vestas Wind Systems                                             636          70
                                                                      ----------
Total Industrials                                                           673
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.1%
--------------------------------------------------------------------------------
High Tech Computer                                            4,000          90
Hitachi                                                      12,190          72
Nintendo                                                        216         112
Research In Motion*                                             554          62
Samsung Electronics                                             100          63
Tyco Electronics                                              1,780          61
UBISOFT Entertainment*                                          520          45
                                                                      ----------
Total Information technology                                                505
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--14.0%
--------------------------------------------------------------------------------
Agnico-Eagle Mines                                            1,260          86
ArcelorMittal                                                   928          76
Cia Vale do Rio Doce                                          2,010          70
First Quantum Minerals                                          912          74
Mechel                                                          530          60
Potash Corp. of Saskatchewan                                    712         111
Syngenta                                                        250          73
Xstrata                                                       1,220          85
                                                                      ----------
Total Materials                                                             635
                                                                      ----------

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 23

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
America Movil, Ser L                                         29,310   $      93
Millicom International Cellular*                                660          63
                                                                      ----------
Total Telecommunication services                                            156
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--3.9%
--------------------------------------------------------------------------------
Iberdrola Renovables*                                        11,734          82
International Power                                          11,976          94
                                                                      ----------
Total Utilities                                                             176
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $4,077)                                                          4,309
================================================================================

--------------------------------------------------------------------------------
PREFERRED STOCK--2.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.1%
--------------------------------------------------------------------------------
Lojas Americanas                                              6,618          49
                                                                      ----------
Total Consumer discretionary                                                 49
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
--------------------------------------------------------------------------------
Brasil Telecom Participacoes                                  4,109          54
                                                                      ----------
Total Telecommunication services                                             54
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
   (COST $112)                                                              103
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--3.3%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 3.238%**                           151,187         151

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $151)                                                              151
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
   (COST $4,340)                                                      $   4,563
================================================================================

Percentages are based on Net Assets of $4,526.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series

The accompanying notes are an integral part of the financial statements.

24 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.8%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--12.3%
--------------------------------------------------------------------------------
Coach*                                                       21,630   $     652
GameStop, Cl A*                                              16,650         861
International Game Technology                                15,400         619
Lowe's                                                       22,280         511
Nike, Cl B                                                    5,180         352
Nordstrom                                                    16,730         546
TJX                                                          19,160         634
Viacom, Cl B*                                                13,520         536
                                                                      ----------
Total Consumer discretionary                                              4,711
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.8%
--------------------------------------------------------------------------------
Coca-Cola                                                    33,780       2,056
Colgate-Palmolive                                            12,000         935
CVS Caremark                                                 16,690         676
Fomento Economico
   Mexicano ADR                                              11,100         464
                                                                      ----------
Total Consumer staples                                                    4,131
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--5.2%
--------------------------------------------------------------------------------
Petroleo Brasileiro ADR                                       5,930         606
Transocean                                                    2,960         400
Weatherford International*                                    5,690         412
XTO Energy                                                    9,122         564
                                                                      ----------
Total Energy                                                              1,982
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--6.6%
--------------------------------------------------------------------------------
Aflac                                                         4,090         266
BlackRock, Cl A #                                             1,940         396
CME Group                                                     1,175         551
Goldman Sachs Group                                           2,290         379
PNC Financial Services Group                                  5,140         337
State Street                                                  3,380         267
T. Rowe Price Group                                           7,190         359
                                                                      ----------
Total Financials                                                          2,555
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--17.8%
--------------------------------------------------------------------------------
Alcon                                                         3,130         445
Allergan                                                     11,280         636
Baxter International                                         15,330         886

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Becton Dickinson                                              6,510   $     559
Genentech*                                                    8,940         726
Genzyme*                                                      7,530         561
Gilead Sciences*                                             30,310       1,562
Thermo Fisher Scientific*                                    15,210         865
Zimmer Holdings*                                              7,570         590
                                                                      ----------
Total Health care                                                         6,830
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--11.3%
--------------------------------------------------------------------------------
Deere                                                        14,410       1,159
Expeditors International
   of Washington                                             15,160         685
First Solar*                                                  3,320         768
General Electric                                             30,500       1,129
Union Pacific                                                 4,700         589
                                                                      ----------
Total Industrials                                                         4,330
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--29.5%
--------------------------------------------------------------------------------
Accenture, Cl A                                              12,120         426
Apple*                                                       10,080       1,446
Applied Materials                                            63,740       1,244
Cisco Systems*                                               91,330       2,200
Corning                                                      74,310       1,786
Juniper Networks*                                            31,980         800
MEMC Electronic Materials*                                   14,110       1,000
QUALCOMM                                                     37,070       1,520
Research In Motion*                                           8,070         906
                                                                      ----------
Total Information technology                                             11,328
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--3.0%
--------------------------------------------------------------------------------
Monsanto                                                      7,300         814
Mosaic*                                                       3,480         357
                                                                      ----------
Total Materials                                                           1,171
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.3%
--------------------------------------------------------------------------------
America Movil ADR, Ser L                                      7,630         486
                                                                      ----------
Total Telecommunication services                                            486
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $35,000)                                                        37,524
================================================================================

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 25

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--2.9%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                           1,110,443   $   1,110
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $1,110)                                                          1,110
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.7%
   (COST $36,110)                                                     $  38,634
================================================================================

Percentages are based on Net Assets of $38,352.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $378,860.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $392,484.

ADR--American Depositary Receipt
Cl--Class
Ser--Series

The accompanying notes are an integral part of the financial statements.

26 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--91.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.2%
--------------------------------------------------------------------------------
American Eagle Outfitters                                       240   $       4
CTC Media GDR*                                                  300           8
Goodyear Tire & Rubber*                                         175           5
Hanesbrands*                                                    290           8
PetSmart                                                        170           3
Sally Beauty Holdings*                                          805           6
WABCO Holdings                                                  170           8
                                                                      ----------
Total Consumer discretionary                                                 42
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.9%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                            310           8
Church & Dwight                                                 160           9
Hormel Foods                                                    190           8
Molson Coors Brewing, Cl B                                      165           9
PepsiAmericas                                                   260           6
                                                                      ----------
Total Consumer staples                                                       40
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--6.7%
--------------------------------------------------------------------------------
Denbury Resources*                                              280           8
Exterran Holdings*                                               80           5
Mariner Energy*                                                 280           8
Range Resources                                                 180          11
Superior Energy Services*                                       180           7
                                                                      ----------
Total Energy                                                                 39
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--13.2%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities                                  60           6
Arch Capital Group*                                             130           9
Douglas Emmett                                                  280           6
Everest Re Group                                                 45           4
Federated Investors, Cl B                                       215           8
Hanover Insurance Group                                         160           7
IntercontinentalExchange*                                        60           8
NASDAQ OMX Group*                                               210           8
Nymex Holdings                                                   60           6
Rayonier                                                        170           7
SLM                                                             265           4
Washington Federal                                              190           4
                                                                      ----------
Total Financials                                                             77
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
HEALTH CARE--7.9%
--------------------------------------------------------------------------------
AmerisourceBergen, Cl A                                         100   $       4
BioMarin Pharmaceutical*                                        215           8
Charles River Laboratories
   International*                                               105           6
Henry Schein*                                                   135           8
Hospira*                                                        220           9
Pediatrix Medical Group*                                        160          11
                                                                      ----------
Total Health care                                                            46
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--18.6%
--------------------------------------------------------------------------------
Alliant Techsystems*                                             70           7
Armstrong World Industries                                      175           6
Brink's                                                         130           9
Corrections Corp. of America*                                   310           8
Covanta Holding*                                                480          13
FTI Consulting*                                                 135           9
Harsco                                                          145           8
Hexcel*                                                         250           5
Kansas City Southern*                                            70           3
Kirby*                                                          170          10
Lincoln Electric Holdings                                        90           6
Manitowoc                                                       220           9
Republic Services, Cl A                                         270           8
Roper Industries                                                115           7
                                                                      ----------
Total Industrials                                                           108
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.8%
--------------------------------------------------------------------------------
Alliance Data Systems*                                          155           7
Amphenol, Cl A                                                  195           7
BMC Software*                                                   265           9
Ciena*                                                          180           5
Convergys*                                                      460           7
Global Payments                                                 185           8
Hewitt Associates, Cl A*                                        140           6
Intersil, Cl A                                                  210           5
Itron*                                                           90           8
McAfee*                                                         290          10
Novell*                                                       1,075           7
Sybase*                                                         385          10
Synopsys*                                                       130           3
                                                                      ----------
Total Information technology                                                 92
                                                                      ----------

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 27

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
MATERIALS--7.7%
--------------------------------------------------------------------------------
Allegheny Technologies                                           70   $       5
Carpenter Technology                                            120           7
Celanese, Ser A                                                 235           9
Fording Canadian Coal Trust                                     140           7
Sigma-Aldrich                                                   180          11
Steel Dynamics                                                  190           6
                                                                      ----------
Total Materials                                                              45
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
--------------------------------------------------------------------------------
SBA Communications, Cl A*                                       250           8
                                                                      ----------
Total Telecommunication services                                              8
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--6.4%
--------------------------------------------------------------------------------
Allegheny Energy                                                115           6
Equitable Resources                                             110           6
MDU Resources Group                                             280           7
National Fuel Gas                                               205          10
NSTAR                                                           250           8
                                                                      ----------
Total Utilities                                                              37
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $533)                                                              534
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY--2.4%
--------------------------------------------------------------------------------
iShares Russell Midcap
   Index Fund                                                   150          14
--------------------------------------------------------------------------------
TOTAL REGISTERED INVESTMENT
   COMPANY (COST $13)                                                        14
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--5.5%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 3.238%**                            31,863          32
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $32)                                                                32
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
   (COST $578)                                                        $     580
================================================================================

Percentages are based on Net Assets of $582.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

Cl -- Class
GDR -- Global Depositary Reciept
Ser -- Series

The accompanying notes are an integral part of the financial statements.

28 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.2%
--------------------------------------------------------------------------------
Central European Media
   Enterprises, Cl A*                                        93,632   $   7,980
Chipotle Mexican
   Grill, Cl A* #                                            84,020       9,530
Coach*                                                      437,220      13,182
Darden Restaurants                                          246,980       8,039
Dick's Sporting Goods*                                      204,390       5,474
DR Horton                                                   535,802       8,439
Focus Media Holding ADR* #                                  224,982       7,908
GameStop, Cl A*                                             328,030      16,962
Guess ?                                                     477,207      19,313
International Game
   Technology                                               416,742      16,757
Nordstrom                                                   429,710      14,009
priceline.com* #                                            107,690      13,015
Pulte Homes                                                 830,100      12,078
TJX                                                         498,648      16,490
Urban Outfitters*                                           389,050      12,197
WMS Industries*                                             410,605      14,770
Wynn Resorts                                                 81,957       8,248
                                                                      ----------
Total Consumer discretionary                                            204,391
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.8%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                        598,770      16,412
Central European
   Distribution* #                                          159,140       9,260
Chattem* #                                                  119,120       7,903
Molson Coors Brewing, Cl B                                  270,020      14,195
                                                                      ----------
Total Consumer staples                                                   47,770
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--12.1%
--------------------------------------------------------------------------------
Consol Energy                                               254,160      17,585
Denbury Resources*                                          289,920       8,277
Diamond Offshore Drilling                                   105,380      12,266
National Oilwell Varco*                                     140,840       8,222
Quicksilver Resources*                                      431,910      15,778
Range Resources                                             449,935      28,549
Southwestern Energy*                                        383,380      12,916
Ultra Petroleum*                                            127,340       9,869
Weatherford International*                                  369,130      26,751
Williams                                                    372,070      12,271
                                                                      ----------
Total Energy                                                            152,484
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
FINANCIALS--9.6%
--------------------------------------------------------------------------------
AON                                                         234,080   $   9,410
Assurant                                                    160,170       9,748
BlackRock, Cl A #                                           101,420      20,708
Federated Investors, Cl B                                   178,412       6,987
Hudson City Bancorp                                         802,110      14,181
Interactive Brokers
   Group, Cl A*                                             247,753       6,360
IntercontinentalExchange*                                    69,080       9,015
Northern Trust                                              217,326      14,446
Public Storage                                               81,060       7,183
T. Rowe Price Group                                         456,802      22,840
                                                                      ----------
Total Financials                                                        120,878
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--11.8%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals*                                    130,990       7,768
Allergan                                                    321,420      18,125
BioMarin Pharmaceutical*                                    334,833      11,843
Charles River Laboratories
   International*                                           196,860      11,603
Covance*                                                     75,200       6,239
CR Bard                                                      83,740       8,072
Dentsply International                                      242,950       9,378
Express Scripts*                                            338,070      21,745
Henry Schein*                                               200,769      11,524
Hologic*                                                    137,600       7,651
Intuitive Surgical*                                          54,330      17,622
Shire ADR                                                   143,450       8,314
United Therapeutics* #                                      104,650       9,073
                                                                      ----------
Total Health care                                                       148,957
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--16.2%
--------------------------------------------------------------------------------
AGCO*                                                       329,120      19,708
Ametek                                                      374,410      16,440
Covanta Holding*                                            256,330       7,049
CSX                                                         239,330      13,419
Expeditors International
   of Washington                                            345,200      15,596
First Solar*                                                 63,680      14,719
Flowserve                                                   231,960      24,212
Fluor                                                        67,940       9,590
FTI Consulting*                                             176,470      12,537
Harsco                                                      217,100      12,023

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 29

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Joy Global                                                  178,850   $  11,654
Precision Castparts                                          74,580       7,613
Ryder System                                                120,550       7,343
Shaw Group*                                                 190,300       8,971
SPX                                                         117,300      12,305
Stericycle*                                                 205,030      10,559
                                                                      ----------
Total Industrials                                                       203,738
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.0%
--------------------------------------------------------------------------------
Activision*                                                 427,630      11,679
Akamai Technologies*                                        322,480       9,081
Altera                                                      683,070      12,589
Atheros Communications*                                     288,956       6,022
Cavium Networks* #                                          420,449       6,895
Dolby Laboratories, Cl A*                                   110,358       4,002
Informatica*                                                739,280      12,612
Juniper Networks*                                           596,140      14,903
Mastercard, Cl A                                             83,730      18,671
McAfee*                                                     490,650      16,236
MEMC Electronic Materials*                                  224,930      15,948
Microchip Technology #                                      491,790      16,096
Micros Systems*                                              31,910       1,074
Omniture* #                                                 315,260       7,317
Salesforce.com*                                             259,840      15,037
Varian Semiconductor
   Equipment Associates*                                    472,040      13,288
VeriSign*                                                   460,954      15,322
VistaPrint* #                                               275,860       9,641
Websense*                                                   433,701       8,132
                                                                      ----------
Total Information technology                                            214,545
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--6.2%
--------------------------------------------------------------------------------
Agnico-Eagle Mines #                                         70,990       4,807
Air Products & Chemicals                                    194,680      17,911
Celanese, Ser A                                             161,800       6,318
Mosaic*                                                     131,580      13,500
Owens-Illinois*                                             388,800      21,940
Steel Dynamics                                              405,040      13,382
                                                                      ----------
Total Materials                                                          77,858
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
Crown Castle International*                                 262,800       9,064
Millicom International
   Cellular*                                                107,265      10,142
                                                                      ----------
Total Telecommunication services                                         19,206
                                                                      ----------

                                                                          Value
                                                            Shares        (000)
--------------------------------------------------------------------------------
UTILITIES--2.6%
--------------------------------------------------------------------------------
Constellation Energy Group                                 115,120   $   10,161
NRG Energy*                                                146,490        5,712
Questar                                                    171,380        9,693
Reliant Energy*                                            288,950        6,834
                                                                     -----------
Total Utilities                                                          32,400
                                                                     -----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $1,044,379)                                                  1,222,227
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--9.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                        113,229,409      113,229
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $113,229)                                                      113,229
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--106.0%
   (COST $1,157,608)                                                 $1,335,456
================================================================================

Percentages are based on Net Assets of $1,260,268.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $75,396,991.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $77,902,804.

ADR -- American Depositary Receipt
Cl -- Class
Ser -- Series

The accompanying notes are an integral part of the financial statements.

30 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.6%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.1%
--------------------------------------------------------------------------------
Coach*                                                       29,120   $     878
DR Horton                                                    55,000         866
Focus Media Holding ADR* #                                   19,430         683
Guess ?                                                      73,830       2,988
International Game Technology                                21,430         862
Nordstrom                                                    29,400         958
priceline.com*                                                8,270       1,000
Pulte Homes                                                  51,290         746
TJX                                                          51,480       1,703
                                                                      ----------
Total Consumer discretionary                                             10,684
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--6.0%
--------------------------------------------------------------------------------
Consol Energy                                                23,020       1,593
Ultra Petroleum*                                             22,500       1,744
                                                                      ----------
Total Energy                                                              3,337
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--2.4%
--------------------------------------------------------------------------------
BlackRock, Cl A #                                             6,560       1,339
                                                                      ----------
Total Financials                                                          1,339
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--22.8%
--------------------------------------------------------------------------------
BioMarin Pharmaceutical*                                     60,289       2,133
Genentech*                                                   20,160       1,637
Genzyme*                                                     29,290       2,183
Gilead Sciences*                                             61,970       3,193
Intuitive Surgical*                                           4,810       1,560
United Therapeutics*                                         24,120       2,091
                                                                      ----------
Total Health care                                                        12,797
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--13.2%
--------------------------------------------------------------------------------
Bucyrus International, Cl A                                  19,820       2,015
CSX                                                          19,860       1,114
Deere                                                        16,520       1,329
First Solar*                                                  3,280         758
Flowserve                                                    10,820       1,129
Stericycle*                                                  21,020       1,082
                                                                      ----------
Total Industrials                                                         7,427
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.2%
--------------------------------------------------------------------------------
Cavium Networks* #                                           75,080       1,231
Corning                                                      85,930       2,066
Informatica*                                                111,500       1,902
Juniper Networks*                                            51,010       1,275
McAfee*                                                      32,200       1,065

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
MEMC Electronic Materials*                                   17,700   $   1,255
Microchip Technology                                         50,100       1,640
QUALCOMM                                                     30,920       1,268
Research In Motion*                                          16,150       1,813
Salesforce.com*                                              20,320       1,176
VeriSign*                                                    36,410       1,210
Websense*                                                    85,100       1,596
                                                                      ----------
Total Information technology                                             17,497
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--3.9%
--------------------------------------------------------------------------------
Monsanto                                                     19,510       2,175
                                                                      ----------
Total Materials                                                           2,175
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $52,908)                                                        55,256
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--9.6%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                           5,401,413       5,401
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $5,401)                                                          5,401

================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.2%
   (COST $58,309)                                                     $  60,657
================================================================================

Percentages are based on Net Assets of $56,051.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $4,401,897.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $4,537,813.

ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 31

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE LARGE CAP VALUE FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.1%+
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.8%
--------------------------------------------------------------------------------
DIRECTV Group*                                                  240   $       6
Gap                                                             330           7
Johnson Controls                                                200           7
News, Cl A                                                      290           5
Time Warner                                                     480           7
Walt Disney                                                     310          10
Wyndham Worldwide                                               410           8
                                                                      ----------
Total Consumer discretionary                                                 50
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.8%
--------------------------------------------------------------------------------
Altria Group                                                    150           3
Archer-Daniels-Midland                                          230           9
Coca-Cola                                                        90           6
Constellation Brands, Cl A*                                     230           4
CVS Caremark                                                    220           9
Molson Coors Brewing, Cl B                                      110           6
Philip Morris International*                                    150           8
Procter & Gamble                                                100           7
Reynolds American                                               160           9
SUPERVALU                                                       280           8
Wal-Mart Stores                                                 110           6
                                                                      ----------
Total Consumer staples                                                       75
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--16.0%
--------------------------------------------------------------------------------
Apache                                                           60           7
Chevron                                                         290          25
ConocoPhillips                                                  110           8
Exxon Mobil                                                     690          58
Hess                                                             80           7
Murphy Oil                                                       90           8
Occidental Petroleum                                            110           8
Pioneer Natural Resources                                       160           8
Williams                                                        240           8
                                                                      ----------
Total Energy                                                                137
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--26.0%
--------------------------------------------------------------------------------
Aflac                                                           160          10
AMB Property                                                    210          12
American Capital Strategies                                     270           9
Ameriprise Financial                                            170           9
AON                                                             260          11
Assurant                                                        120           7

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Bank of New York Mellon                                         240   $      10
Boston Properties                                               110          10
Chubb                                                           140           7
Citigroup                                                       540          12
Fidelity National Financial, Cl A                               590          11
Invesco                                                         300           7
Legg Mason                                                      150           8
MetLife                                                         150           9
Principal Financial Group                                       170          10
Rayonier                                                        140           6
Regency Centers                                                 160          10
State Street                                                    150          12
TD Ameritrade Holding*                                          370           6
Torchmark                                                       140           8
Travelers                                                       230          11
Unum Group                                                      400           9
Vornado Realty Trust                                            110          10
WR Berkley                                                      290           8
                                                                      ----------
Total Financials                                                            222
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--7.4%
--------------------------------------------------------------------------------
AmerisourceBergen, Cl A                                         200           8
Applera - Applied Biosystems Group                              210           7
Biogen Idec*                                                    130           8
Eli Lilly                                                       120           6
Pfizer                                                          640          13
Shire ADR                                                        80           5
Thermo Fisher Scientific*                                       170          10
Watson Pharmaceuticals*                                         210           6
                                                                      ----------
Total Health care                                                            63
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--11.9%
--------------------------------------------------------------------------------
Cummins                                                         120           5
First Solar*                                                     30           7
Flowserve                                                        80           8
General Electric                                                840          31
Honeywell International                                         140           8
ITT                                                             170           9
Northrop Grumman                                                 90           7
Raytheon                                                        150          10
Union Pacific                                                    70           9
Waste Management                                                240           8
                                                                      ----------
Total Industrials                                                           102
                                                                      ----------

32 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE LARGE CAP VALUE FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.9%
--------------------------------------------------------------------------------
Automatic Data Processing                                       210   $       9
Fidelity National Information Services                          220           8
Hewlett-Packard                                                  90           4
Intel                                                           220           5
MEMC Electronic Materials*                                       80           6
Seagate Technology                                              190           4
Texas Instruments                                               220           6
                                                                      ----------
Total Information technology                                                 42
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--4.8%
--------------------------------------------------------------------------------
Air Products & Chemicals                                         90           8
EI Du Pont de Nemours                                            90           4
Freeport-McMoRan Copper & Gold                                   70           7
Nucor                                                           100           7
Reliance Steel & Aluminum                                       120           7
Sigma-Aldrich                                                   130           8
                                                                      ----------
Total Materials                                                              41
                                                                      ----------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--5.6%
--------------------------------------------------------------------------------
AT&T                                                            890          34
Verizon Communications                                          390          14
                                                                      ----------
Total Telecommunication services                                             48
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--6.9%
--------------------------------------------------------------------------------
Centerpoint Energy                                              540           8
Dominion Resources                                              290          12
DPL                                                             280           7
Edison International                                            170           8
Entergy                                                          80           9
NRG Energy*                                                     190           7
Public Service Enterprise Group                                 190           8
                                                                      ----------
Total Utilities                                                              59
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $840)                                                              839
================================================================================

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--1.5%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%**                                                  12,878   $      13
--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $13)                                                                13
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.6%
   (COST $853)                                                        $     852
================================================================================

Percentages are based on Net Assets of $855.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  + More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 33

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--96.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------
Bob Evans Farms                                              17,820   $     492
Bright Horizons Family Solutions*                            11,320         487
Callaway Golf                                                38,950         572
Ihop #                                                        3,320         159
Lions Gate Entertainment*                                    46,270         451
Matthews International, Cl A                                 12,140         586
Tupperware Brands                                            13,890         537
Zale* #                                                      14,210         281
                                                                      ----------
Total Consumer discretionary                                              3,565
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.9%
--------------------------------------------------------------------------------
BJ's Wholesale Club*                                         17,340         619
Cal-Maine Foods #                                             3,120         104
Chiquita Brands International*                               20,760         480
Darling International*                                       36,240         469
Flowers Foods                                                17,590         435
Imperial Sugar #                                              9,180         173
Longs Drug Stores                                             7,460         317
                                                                      ----------
Total Consumer staples                                                    2,597
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--8.9%
--------------------------------------------------------------------------------
Alpha Natural Resources*                                     10,710         465
Bill Barrett*                                                 9,660         457
BPZ Resources* #                                             14,540         316
El Paso Pipeline Partners LP                                 14,090         319
International Coal Group* #                                  54,530         346
Penn Virginia                                                11,160         492
Petroleum Development*                                       11,560         801
Trico Marine Services*                                       17,540         684
                                                                      ----------
Total Energy                                                              3,880
                                                                      ----------

--------------------------------------------------------------------------------
FINANCIALS--13.7%
--------------------------------------------------------------------------------
Amtrust Financial Services #                                 23,880         387
BioMed Realty Trust                                          24,920         595
Digital Realty Trust                                         12,830         456
Extra Space Storage                                          15,990         259
GFI Group                                                     4,330         248
Interactive Brokers Group, Cl A*                             17,890         459
Investment Technology Group*                                 11,530         533
Investors Bancorp*                                           14,180         218
IPC Holdings                                                 17,000         476
Omega Healthcare Investors                                   17,390         302

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Potlatch                                                      9,260   $     382
ProAssurance*                                                11,091         597
Strategic Hotels & Resorts                                   25,230         331
SVB Financial Group* #                                        8,840         386
UMB Financial                                                 8,480         349
                                                                      ----------
Total Financials                                                          5,978
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--13.0%
--------------------------------------------------------------------------------
Air Methods*                                                  5,930         287
Amedisys*                                                    13,990         550
Analogic                                                      7,426         494
Haemonetics*                                                  8,210         489
HealthExtras*                                                13,020         323
inVentiv Health*                                             12,140         350
Kendle International*                                        11,860         533
Martek Biosciences*                                          18,530         567
Owens & Minor                                                10,150         399
Savient Pharmaceuticals*                                     15,910         318
STERIS                                                       20,540         551
Sun Healthcare Group*                                        10,550         139
Varian*                                                       8,380         485
Zoll Medical*                                                 7,700         205
                                                                      ----------
Total Health care                                                         5,690
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--16.8%
--------------------------------------------------------------------------------
AAR*                                                         19,480         531
ABM Industries                                                4,710         106
Astec Industries*                                             7,450         289
Atlas Air Worldwide Holdings*                                 8,780         483
AZZ* #                                                       13,430         478
Barnes Group                                                 15,760         362
Briggs & Stratton #                                          17,040         305
China Security & Surveillance Technology*                    20,570         365
Clean Harbors*                                               10,710         696
EnerSys*                                                     24,290         581
Geo Group*                                                   16,470         468
GrafTech International*                                      16,370         265
Kaydon                                                       12,130         532
Kirby*                                                        9,960         568
Moog, Cl A*                                                  10,090         426
Seaspan #                                                    15,680         447
Teledyne Technologies*                                        9,870         464
                                                                      ----------
Total Industrials                                                         7,366
                                                                      ----------

34 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.2%
--------------------------------------------------------------------------------
Ariba*                                                       43,460   $     420
Bankrate*                                                    11,510         574
Checkpoint Systems*                                          21,980         590
Electro Scientific Industries*                               15,680         258
Exar*                                                        52,840         435
Interwoven*                                                  28,110         300
Mantech International, Cl A*                                  6,260         284
MercadoLibre GDR*                                            10,120         402
Microsemi*                                                   20,440         466
Nice Systems ADR*                                            11,920         336
Plexus*                                                      22,910         643
Progress Software*                                           17,060         511
S1*                                                          39,990         284
Silicon Laboratories*                                        10,600         334
SonicWALL*                                                   42,600         348
THQ*                                                         29,570         645
Verigy*                                                      14,990         283
Wright Express*                                              13,980         430
                                                                      ----------
Total Information technology                                              7,543
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--7.0%
--------------------------------------------------------------------------------
Calgon Carbon* #                                             30,920         465
Coeur d'Alene Mines*                                        137,450         555
Kaiser Aluminum                                               6,230         432
Koppers Holdings                                             13,570         601
Minerals Technologies                                         6,560         412
Schnitzer Steel Industries, Cl A                              6,020         428
Sensient Technologies                                         6,070         179
                                                                      ----------
Total Materials                                                           3,072
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--5.3%
--------------------------------------------------------------------------------
Allete                                                        7,870         304
El Paso Electric*                                            23,500         502
ITC Holdings                                                 12,090         629
New Jersey Resources                                         15,165         471
Southwest Gas                                                14,270         399
                                                                      ----------
Total Utilities                                                           2,305
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $40,612)                                                        41,996
================================================================================

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT--12.4%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                           5,424,233   $   5,424
================================================================================
TOTAL CASH EQUIVALENT
   (COST $5,424)                                                          5,424
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--108.4%
   (COST $46,036)                                                     $  47,420
================================================================================

Percentages are based on Net Assets of $43,741.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $3,485,845.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $3,579,166.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Reciept
LP -- Limited Partnership

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 35

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
March 31, 2008

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
COMMON STOCK--98.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.3%
--------------------------------------------------------------------------------
Aeropostale*                                                101,970   $   2,764
AirMedia Group ADR* #                                       110,860       1,763
Buckle                                                       38,020       1,701
Capella Education*                                           44,540       2,432
Chipotle Mexican Grill, Cl A*                                33,930       3,849
Deckers Outdoor*                                             27,550       2,970
Fossil*                                                      78,920       2,410
Gymboree*                                                    66,030       2,633
Interactive Data                                            119,360       3,398
J Crew Group* #                                              61,140       2,701
Lennar, Cl A #                                               87,170       1,640
LKQ*                                                        131,970       2,965
Lululemon Athletica* #                                       33,850         962
NetFlix* #                                                   58,500       2,027
New Oriental Education &
   Technology Group ADR*                                     19,080       1,237
priceline.com* #                                             32,640       3,945
Red Robin Gourmet Burgers* #                                 87,730       3,296
Strayer Education                                            15,750       2,402
True Religion Apparel* #                                     82,510       1,531
WMS Industries*                                             102,130       3,674
                                                                      ----------
Total Consumer discretionary                                             50,300
                                                                      ----------

--------------------------------------------------------------------------------
CONSUMER STAPLES--2.5%
--------------------------------------------------------------------------------
Central European Distribution*                               38,700       2,252
Chattem* #                                                   33,130       2,198
Flowers Foods                                                80,975       2,004
                                                                      ----------
Total Consumer staples                                                    6,454
                                                                      ----------

--------------------------------------------------------------------------------
ENERGY--8.6%
--------------------------------------------------------------------------------
Alpha Natural Resources*                                     45,990       1,998
Arena Resources*                                             66,200       2,563
Atwood Oceanics*                                             22,830       2,094
Concho Resources*                                           118,920       3,049
Core Laboratories*                                           24,880       2,968
Hornbeck Offshore Services* #                                53,700       2,453
PetroHawk Energy*                                           170,020       3,429
W-H Energy Services*                                         25,360       1,746
Willbros Group*                                              68,630       2,100
                                                                      ----------
Total Energy                                                             22,400
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
FINANCIALS--7.2%
--------------------------------------------------------------------------------
Digital Realty Trust^                                        78,350   $   2,781
Dime Community Bancshares                                    72,659       1,270
Extra Space Storage                                         129,265       2,093
Greenhill #                                                  54,043       3,759
Investment Technology Group*                                 62,890       2,904
MSCI, Cl A*                                                  65,370       1,945
Waddell & Reed Financial, Cl A                              122,800       3,946
Westamerica Bancorporation                                    3,890         205
                                                                      ----------
Total Financials                                                         18,903
                                                                      ----------

--------------------------------------------------------------------------------
HEALTH CARE--19.4%
--------------------------------------------------------------------------------
Acorda Therapeutics*                                         88,990       1,597
Alexion Pharmaceuticals*                                     24,124       1,431
AMERIGROUP*                                                  56,720       1,550
Auxilium Pharmaceuticals* #                                  60,200       1,610
BioMarin Pharmaceutical*                                    124,630       4,408
Cepheid*                                                     54,500       1,329
Haemonetics*                                                 47,470       2,828
Hologic*                                                     61,920       3,443
Icon ADR*                                                    51,201       3,322
Illumina*                                                    18,180       1,380
KV Pharmaceutical, Cl A* #                                  134,050       3,346
NuVasive*                                                    69,350       2,393
Parexel International*                                      171,520       4,477
Pediatrix Medical Group*                                     38,290       2,581
Perrigo                                                     117,850       4,446
Rigel Pharmaceuticals*                                       68,880       1,285
Savient Pharmaceuticals*                                     67,480       1,350
TomoTherapy* #                                               54,560         783
United Therapeutics* #                                       59,020       5,117
XenoPort*                                                    51,560       2,087
                                                                      ----------
Total Health care                                                        50,763
                                                                      ----------

--------------------------------------------------------------------------------
INDUSTRIALS--16.0%
--------------------------------------------------------------------------------
Actuant, Cl A                                               102,940       3,110
Aecom Technology*                                            71,230       1,853
American Superconductor* #                                   61,030       1,415
Bucyrus International, Cl A                                  29,410       2,989
FTI Consulting*                                              70,970       5,042
IHS, Cl A*                                                   47,800       3,074
JA Solar Holdings ADR*                                       94,580       1,759
Landstar System                                              45,190       2,357

36 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
Middleby*                                                    25,240   $   1,575
Mobile Mini*                                                 87,056       1,654
Orbital Sciences*                                            84,270       2,031
RBC Bearings*                                                71,450       2,653
Robbins & Myers                                              88,140       2,878
Teledyne Technologies*                                       31,750       1,492
Tetra Tech*                                                  57,170       1,115
TransDigm Group*                                             54,790       2,030
Wabtec                                                       57,960       2,183
Woodward Governor                                            94,100       2,514
                                                                      ----------
Total Industrials                                                        41,724
                                                                      ----------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--17.0%
--------------------------------------------------------------------------------
Ansys*                                                      103,690       3,579
Atheros Communications*                                      73,400       1,530
Cavium Networks*                                             72,758       1,193
comScore*                                                    49,690         997
Comtech Telecommunications*                                  30,120       1,175
Concur Technologies*                                         74,050       2,299
Constant Contact* #                                          36,974         535
EMS Technologies*                                            67,290       1,826
Flir Systems*                                               117,380       3,532
Informatica*                                                183,580       3,132
Jack Henry & Associates                                     123,340       3,043
Micros Systems*                                             108,140       3,640
Net 1 UEPS Technologies*                                     61,980       1,398
Omniture*                                                   116,177       2,696
Plexus*                                                     102,990       2,889
Sybase*                                                      76,780       2,019
Take-Two Interactive Software*                               39,560       1,010
VistaPrint* #                                                84,440       2,951
Vocus*                                                       62,190       1,642
Websense*                                                   169,160       3,172
                                                                      ----------
Total Information technology                                             44,258
                                                                      ----------

--------------------------------------------------------------------------------
MATERIALS--6.4%
--------------------------------------------------------------------------------
Century Aluminum*                                            59,840       3,964
CF Industries Holdings                                       15,750       1,632
Compass Minerals International                               36,510       2,153
Greif, Cl A                                                  39,470       2,681
Hecla Mining* #                                             178,480       1,992
Koppers Holdings                                             49,220       2,181
Terra Industries*                                            59,180       2,103
                                                                      ----------
Total Materials                                                          16,706
                                                                      ----------

                                                                          Value
                                                             Shares       (000)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------
Cellcom Israel                                               43,970   $   1,382
Syniverse Holdings*                                         146,550       2,441
                                                                      ----------
Total Telecommunication services                                          3,823
                                                                      ----------

--------------------------------------------------------------------------------
UTILITIES--0.8%
--------------------------------------------------------------------------------
ITC Holdings                                                 41,340       2,152
                                                                      ----------
Total Utilities                                                           2,152
                                                                      ----------

--------------------------------------------------------------------------------
TOTAL COMMON STOCK
   (COST $228,607)                                                      257,483
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT--14.8%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   3.238%** (1)                                          38,635,422      38,635

--------------------------------------------------------------------------------
TOTAL CASH EQUIVALENT
   (COST $38,635)                                                        38,635
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS--113.5%
   (COST $267,242)                                                    $ 296,118
================================================================================

Percentages are based on Net Assets of $260,834.***

  *   Non-income producing security.

 **   Rate shown is the 7-day effective yield as of March 31, 2008.

***   This number has been rounded to the nearest thousand.

  ^   Real Estate Investment Trust

  # Security fully or partially on loan at March 31, 2008. The total value of securities on loan at March 31, 2008, was $34,363,223.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. This security or a partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at March 31, 2008 was $35,568,774.

ADR -- American Depositary Receipt
Cl -- Class

The accompanying notes are an integral part of the financial statements.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 37

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES (000)
March 31, 2008

                                                                       Turner          Turner          Turner           Turner
                                                                    Concentrated    Core Growth       Emerging       International
                                                                    Growth Fund        Fund         Growth Fund    Core Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:
------------------------------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                                   $     34,577   $     600,898   $     498,752      $     4,340
   Foreign currency, at cost                                                  --              --              --               10
====================================================================================================================================
   Investment securities, at value                                  $     36,784   $     619,285*  $     610,240*     $     4,563
   Foreign currency, at value                                                 --              --              --                9
   Receivable for capital shares sold                                         29           3,460             140               --
   Receivable for investment securities sold                                  --          12,357           4,064                9
   Receivable from investment adviser                                         --              --              --                6
   Receivable for dividend income                                             28             563             406               16
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                        36,841         635,665         614,850            4,603
====================================================================================================================================
Liabilities:
   Payable due to investment adviser                                          39             259             428               --
   Payable due to shareholder servicing                                       18             110             118               --
   Payable for capital shares redeemed                                         5           1,156             242               --
   Payable due to administrator                                                4              70              66                1
   Payable due to Chief Compliance Officer                                     1              10               7               --
   Payable for investment securities purchased                                --          21,483              --               72
   Obligation to return securities lending collateral                         --          13,762          57,492               --
   Payable due to distributor                                                 --              --              --               --
   Other accrued expenses                                                     12              18              76                4
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                       79          36,868          58,429               77
------------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                 $     36,762   $     598,797   $     556,421      $     4,526
====================================================================================================================================
   *Includes market value of securities on loan                     $         --   $      13,624   $      55,809      $        --
====================================================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares                  $         --   $     374,685   $          --      $     4,450
   Portfolio capital of Investor Class Shares                            188,618         264,155         465,483               --
   Portfolio capital of Retirement Class Shares                               --              --              --               --
   Undistributed net investment income/(Accumulated net
      investment loss)/(Distributions in excess of net investment
      income)                                                               (278)            655          (1,245)              19
   Accumulated net realized loss on investments                         (153,785)        (59,085)        (19,305)            (166)
   Net unrealized appreciation (depreciation) on investments               2,207          18,387         111,488              223
------------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                 $     36,762   $     598,797   $     556,421      $     4,526
====================================================================================================================================
Outstanding shares of beneficial interest (1)
   Institutional Class Shares (2)                                             --      28,935,520              --          399,051
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Investor Class Shares (2)                                           4,418,855      18,786,223      11,326,738               --
------------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Retirement Class Shares (2)                                                --              --              --               --
------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                        $         --   $ 363,781,725   $          --      $ 4,525,802
------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                             $ 36,762,030   $ 235,015,198   $ 556,420,954      $        --
------------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                           $         --   $          --   $          --      $        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Institutional Class Shares                                    $         --   $       12.57   $          --      $     11.34
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Investor Class Shares                                         $       8.32   $       12.51   $       49.12      $        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Retirement Class Shares                                       $         --   $          --   $          --      $        --
====================================================================================================================================

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                       Turner         Turner         Turner
                                                                      Large Cap       Midcap         Midcap
                                                                     Growth Fund   Equity Fund     Growth Fund
-----------------------------------------------------------------------------------------------------------------
Assets:
-----------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                                   $     36,110    $     578    $     1,157,608
   Foreign currency, at cost                                                  --           --                 --
=================================================================================================================
   Investment securities, at value                                  $     38,634*   $     580    $     1,335,456*
   Foreign currency, at value                                                 --           --                 --
   Receivable for capital shares sold                                         99           --              3,603
   Receivable for investment securities sold                               1,111            3             12,641
   Receivable from investment adviser                                         --            7                 --
   Receivable for dividend income                                             28           --                645
-----------------------------------------------------------------------------------------------------------------
      Total assets                                                        39,872          590          1,352,345
=================================================================================================================
Liabilities:
   Payable due to investment adviser                                           5           --                724
   Payable due to shareholder servicing                                       --           --                265
   Payable for capital shares redeemed                                         1           --                837
   Payable due to administrator                                                5           --                150
   Payable due to Chief Compliance Officer                                     1           --                 17
   Payable for investment securities purchased                             1,107            8             11,964
   Obligation to return securities lending collateral                        392           --             77,903
   Payable due to distributor                                                 --           --                 10
   Other accrued expenses                                                      9           --                207
-----------------------------------------------------------------------------------------------------------------
      Total liabilities                                                    1,520            8             92,077
-----------------------------------------------------------------------------------------------------------------
         Net assets                                                 $     38,352    $     582    $     1,260,268
=================================================================================================================
   *Includes market value of securities on loan                     $        379    $      --    $        75,397
=================================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares                  $     53,305    $     100    $            --
   Portfolio capital of Investor Class Shares                                871          559          1,359,508
   Portfolio capital of Retirement Class Shares                               --           --              5,320
   Undistributed net investment income/(Accumulated net
      investment loss)/(Distributions in excess of net investment
      income)                                                                  4           (1)            (2,322)
   Accumulated net realized loss on investments                          (18,352)         (78)          (280,086)
   Net unrealized appreciation (depreciation) on investments               2,524            2            177,848
-----------------------------------------------------------------------------------------------------------------
         Net assets                                                 $     38,352    $     582    $     1,260,268
=================================================================================================================
Outstanding shares of beneficial interest (1)
   Institutional Class Shares (2)                                      6,555,081       10,788                 --
-----------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Investor Class Shares (2)                                             144,268       53,121         39,745,431
-----------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Retirement Class Shares (2)                                                --           --            200,778
-----------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                        $ 37,528,588    $  99,184    $            --
-----------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                             $    823,320    $ 483,142    $ 1,254,113,282
-----------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                           $         --    $      --    $     6,154,975
-----------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Institutional Class Shares                                    $       5.73    $    9.19    $            --
-----------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Investor Class Shares                                         $       5.71    $    9.10    $         31.55
-----------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Retirement Class Shares                                       $         --    $      --    $         30.66
=================================================================================================================

                                                                                        Turner
                                                                        Turner       Quantitative      Turner         Turner
                                                                    New Enterprise    Large Cap       Small Cap      Small Cap
                                                                         Fund         Value Fund     Equity Fund    Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Assets:
---------------------------------------------------------------------------------------------------------------------------------
   Investment securities, at cost                                    $     58,309     $     853     $     46,036   $     267,242
   Foreign currency, at cost                                                   --            --               --              --
=================================================================================================================================
   Investment securities, at value                                   $     60,657*    $     852     $     47,420*  $     296,118*
   Foreign currency, at value                                                  --            --               --              --
   Receivable for capital shares sold                                          51            --                5             429
   Receivable for investment securities sold                                   --            --              781           1,755
   Receivable from investment adviser                                          --             4               --              --
   Receivable for dividend income                                              20             2               48             199
---------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                         60,728           858           48,254         298,501
=================================================================================================================================
Liabilities:
   Payable due to investment adviser                                           52            --               29             163
   Payable due to shareholder servicing                                        12            --                9              63
   Payable for capital shares redeemed                                         57            --               28              81
   Payable due to administrator                                                 7            --                5              31
   Payable due to Chief Compliance Officer                                      1            --                1               4
   Payable for investment securities purchased                                 --            --              842           1,709
   Obligation to return securities lending collateral                       4,538            --            3,579          35,569
   Payable due to distributor                                                  --            --               --              --
   Other accrued expenses                                                      10             3               20              47
---------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                     4,677             3            4,513          37,667
---------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                  $     56,051     $     855     $     43,741   $     260,834
=================================================================================================================================
   *Includes market value of securities on loan                      $      4,402     $      --     $      3,486   $      34,363
=================================================================================================================================
Net assets:
   Portfolio capital of Institutional Class Shares                   $         --     $     895     $         --   $          --
   Portfolio capital of Investor Class Shares                              73,793            --           46,439         307,409
   Portfolio capital of Retirement Class Shares                                --            --               --              --
   Undistributed net investment income/(Accumulated net
      investment loss)/(Distributions in excess of net
      investment income)                                                     (307)            3             (126)           (400)
   Accumulated net realized loss on investments                           (19,783)          (42)          (3,956)        (75,051)
   Net unrealized appreciation (depreciation) on investments                2,348            (1)           1,384          28,876
---------------------------------------------------------------------------------------------------------------------------------
         Net assets                                                  $     56,051     $     855     $     43,741   $     260,834
=================================================================================================================================
Outstanding shares of beneficial interest (1)
   Institutional Class Shares (2)                                              --        85,051               --              --
---------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Investor Class Shares (2)                                            7,830,404            --        3,519,997       9,289,005
---------------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest (1)
   Retirement Class Shares (2)                                                 --            --               --              --
---------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Institutional Class Shares (2)                         $         --     $ 854,938     $         --   $          --
---------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Investor Class Shares (2)                              $ 56,051,180     $      --     $ 43,740,688   $ 260,833,972
---------------------------------------------------------------------------------------------------------------------------------
Net Assets -- Retirement Class Shares (2)                            $         --     $      --     $         --   $          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Institutional Class Shares                                     $         --     $   10.05     $         --   $          --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Investor Class Shares                                          $       7.16     $      --     $      12.43   $       28.08
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
   -- Retirement Class Shares                                        $         --     $      --     $         --   $          --
=================================================================================================================================

(1)   Unlimited authorization -- par value $0.00001.

(2)   Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                   TURNER FUNDS 2008 SEMIANNUAL REPORT | 38 & 39

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (000)

                                                                 Turner         Turner                        Turner
                                                              Concentrated       Core          Turner      International
                                                                 Growth         Growth        Emerging      Core Growth
                                                                  Fund           Fund        Growth Fund       Fund
                                                              -----------------------------------------------------------
                                                              10/1/07 thru   10/1/07 thru   10/1/07 thru   10/1/07 thru
                                                                 3/31/08        3/31/08        3/31/08        3/31/08
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                    $     179      $   2,979      $   2,433       $    44
   Securities lending                                                  9             55            358            --
   Foreign taxes withheld                                             --            (75)           (20)           (3)
-------------------------------------------------------------------------------------------------------------------------
      Total Investment income                                        188          2,959          2,771            41
-------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                          399          1,726          3,061            16
   Shareholder service fees (1)                                       72            226            765            --
   Shareholder service fees (2)                                       --             --             --            --
   Distribution fees (2)                                              --             --             --            --
   Administrator fees                                                 40            350            429             3
   Chief Compliance Officer fees                                       3             19             11            --
   Transfer agent fees                                                17             51             47            14
   Custodian fees                                                     11             51             55            18
   Professional fees                                                   5             48             62            --
   Registration fees                                                   5             27             34             3
   Printing fees                                                       5             49             43            --
   Trustees' fees                                                      2             16             22            --
   Insurance and other fees                                            3             11             26             2
-------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                 562          2,574          4,555            56
   Less:
         Investment advisory fee waiver                              (82)          (374)          (257)          (16)
         Fees paid indirectly (3)                                     (8)            (1)            (8)           --
         Administrator fee waiver                                     --           (250)            --            --
         Reimbursements of other operating expenses                   --             --             --           (19)
-------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                   472          1,949          4,290            21
-------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                  (284)         1,010         (1,519)           20
-------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                  (4,971)       (54,753)        (1,544)          (89)
   Net realized loss on foreign currency transactions                 --             --             --           (15)
   Net change in unrealized depreciation on
      investments, foreign currencies, and translation
      of other assets and liabilities denominated
      in foreign currencies                                       (6,683)       (29,818)       (68,518)         (181)
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments               (11,654)       (84,571)       (70,062)         (285)
-------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations        $ (11,938)     $ (83,561)     $ (71,581)      $  (265)
=========================================================================================================================

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                 Turner         Turner         Turner
                                                                Large Cap       Midcap         Midcap
                                                               Growth Fund    Equity Fund    Growth Fund
---------------------------------------------------------------------------------------------------------
                                                              10/1/07 thru   10/1/07 thru   10/1/07 thru
                                                                 3/31/08        3/31/08        3/31/08
---------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                     $    192       $     3       $    5,194
   Securities lending                                                  2            --              191
   Foreign taxes withheld                                             (5)           --               (6)
---------------------------------------------------------------------------------------------------------
      Total Investment income                                        189             3            5,379
---------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                          120             2            5,021
   Shareholder service fees (1)                                       --             1            1,666
   Shareholder service fees (2)                                       --            --                8
   Distribution fees (2)                                              --            --                8
   Administrator fees                                                 28            --              938
   Chief Compliance Officer fees                                       2            --               34
   Transfer agent fees                                                28            27              186
   Custodian fees                                                     17             7               69
   Professional fees                                                   4            --              135
   Registration fees                                                   7             7               64
   Printing fees                                                       3            --               97
   Trustees' fees                                                      1            --               48
   Insurance and other fees                                            4             1               53
---------------------------------------------------------------------------------------------------------
      Total expenses                                                 214            45            8,327
   Less:
         Investment advisory fee waiver                              (75)           (2)            (399)
         Fees paid indirectly (3)                                     (1)           --              (26)
         Administrator fee waiver                                     --            --               --
         Reimbursements of other operating expenses                   --           (39)              --
---------------------------------------------------------------------------------------------------------
      Net expenses                                                   138             4            7,902
---------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                    51            (1)          (2,523)
---------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                  (2,806)          (57)           4,358
   Net realized loss on foreign currency transactions                 --            --               --
   Net change in unrealized depreciation on
      investments, foreign currencies, and translation
      of other assets and liabilities denominated
      in foreign currencies                                       (4,041)          (24)        (165,413)
---------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments                (6,847)          (81)        (161,055)
---------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations         $ (6,796)      $   (82)      $ (163,578)
=========================================================================================================

                                                                                 Turner
                                                                 Turner       Quantitative      Turner        Turner
                                                             New Enterprise    Large Cap       Small Cap     Small Cap
                                                                  Fund         Value Fund     Equity Fund   Growth Fund
-------------------------------------------------------------------------------------------------------------------------
                                                              10/1/07 thru    10/1/07 thru   10/1/07 thru   10/1/07 thru
                                                                 3/31/08         3/31/08        3/31/08       3/31/08
-------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend                                                    $     289         $    9        $    204      $     749
   Securities lending                                                 10             --              36            379
   Foreign taxes withheld                                             --             --              --            (23)
-------------------------------------------------------------------------------------------------------------------------
      Total Investment income                                        299              9             240          1,105
-------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees                                          530              3             248          1,480
   Shareholder service fees (1)                                      103             --              65            370
   Shareholder service fees (2)                                       --             --              --             --
   Distribution fees (2)                                              --             --              --             --
   Administrator fees                                                 58              1              37            207
   Chief Compliance Officer fees                                       3             --               2              7
   Transfer agent fees                                                30             13              16             33
   Custodian fees                                                     11              4              28             44
   Professional fees                                                   8             --               5             30
   Registration fees                                                  10              5               8             17
   Printing fees                                                       8             --               3             20
   Trustees' fees                                                      3             --               2             11
   Insurance and other fees                                            3             --               2             14
-------------------------------------------------------------------------------------------------------------------------
      Total expenses                                                 767             26             416          2,233
   Less:
         Investment advisory fee waiver                             (121)            (3)            (37)          (371)
         Fees paid indirectly (3)                                    (12)            --              (1)           (12)
         Administrator fee waiver                                     --             --              --             --
         Reimbursements of other operating expenses                   --            (20)             --             --
-------------------------------------------------------------------------------------------------------------------------
      Net expenses                                                   634              3             378          1,850
-------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                  (335)             6            (138)          (745)
-------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from securities sold                  (9,797)           (13)         (3,112)       (21,333)
   Net realized loss on foreign currency transactions                 --             --              --             --
   Net change in unrealized depreciation on
      investments, foreign currencies, and translation
      of other assets and liabilities denominated
      in foreign currencies                                       (7,775)           (75)         (4,000)       (24,513)
-------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized loss on investments               (17,572)           (88)         (7,112)       (45,846)
-------------------------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations        $ (17,907)        $  (82)       $ (7,250)     $ (46,591)
=========================================================================================================================

(1)   Attributable to Investor Class Shares only.

(2)   Attributable to Retirement Class Shares only.

(3)   See Note 4 in Notes to Financial Statements.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                  TURNER FUNDS 2008 SEMIANNUAL REPORT | 40 & 41

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                          Turner Concentrated
                                                                                              Growth Fund
                                                                                   ---------------------------------
                                                                                       10/1/07 thru      year ended
                                                                                   3/31/08 (unaudited)     9/30/07
--------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                                         $    (284)        $    (209)
   Net realized gain (loss) from securities sold                                           (4,971)            7,682
   Net realized loss on foreign currency transactions                                          --                --
   Net change in unrealized appreciation (depreciation) on investments, foreign currencies, and translation of other assets and
      liabilities denominated in foreign currencies                                        (6,683)            3,552
--------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                     (11,938)           11,025
--------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                                               --                --
      Investor Class Shares                                                                    --                --
   Realized capital gains
      Institutional Class Shares                                                               --                --
      Investor Class Shares                                                                    --                --
--------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                                     --                --
--------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                                                 --                --
   Proceeds from shares issued in lieu of cash distributions                                   --                --
   Cost of shares redeemed                                                                     --                --
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares transactions                        --                --
--------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                                             22,607            30,295
   Proceeds from shares issued in lieu of cash distributions                                   --                --
   Cost of shares redeemed                                                                (35,308)          (18,099)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares transactions             (12,701)           12,196
--------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share transactions                  (12,701)           12,196
--------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                                             (24,639)           23,221
--------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                                     61,401            38,180
--------------------------------------------------------------------------------------------------------------------
   End of period                                                                        $  36,762         $  61,401
====================================================================================================================
Undistributed net investment income (Accumulated net investment loss)
   (Distributions in excess of net investment income)                                   $    (278)        $       6
====================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                                      --                --
   Issued in lieu of cash distributions                                                        --                --
   Redeemed                                                                                    --                --
--------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                                     --                --
--------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                                   2,234             3,178
   Issued in lieu of cash distributions                                                        --                --
   Redeemed                                                                                (3,882)           (2,136)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                                           (1,648)            1,042
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                                              (1,648)            1,042
====================================================================================================================

--------------------------------------------------------------------------------

                                                                            Turner Core                    Turner Emerging
                                                                            Growth Fund                      Growth Fund
                                                                  -----------------------------------------------------------------
                                                                      10/1/07 thru     year ended      10/1/07 thru     year ended
                                                                  3/31/08 (unaudited)    9/30/07   3/31/08 (unaudited)    9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                        $   1,010       $     646        $  (1,519)       $  (3,011)
   Net realized gain (loss) from securities sold                         (54,753)         (1,620)          (1,544)          71,394
   Net realized loss on foreign currency transactions                         --              --               --               --
   Net change in unrealized appreciation (depreciation) on
      investments, foreign currencies, and translation of other
      assets and liabilities denominated in foreign currencies           (29,818)         39,771          (68,518)          65,475
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         operations                                                      (83,561)         38,797          (71,581)         133,858
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                            (612)           (444)              --               --
      Investor Class Shares                                                 (273)            (52)          (2,912)              --
   Realized capital gains
      Institutional Class Shares                                              --              --               --               --
      Investor Class Shares                                                   --              --          (84,525)         (50,964)
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                                  (885)           (496)         (87,437)         (50,964)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                           193,600         147,804               --               --
   Proceeds from shares issued in lieu of cash distributions                 503             444               --               --
   Cost of shares redeemed                                               (19,208)        (14,649)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares
   transactions                                                          174,895         133,599               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                           250,073          13,619           47,664           84,795
   Proceeds from shares issued in lieu of cash distributions                 271              52           86,908           50,559
   Cost of shares redeemed                                               (17,315)         (5,605)         (57,170)        (145,438)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class Shares
   transactions                                                          233,029           8,066           77,402          (10,084)
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital share
      transactions                                                       407,924         141,665           77,402          (10,084)
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                            323,478         179,966          (81,616)          72,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                                   275,319          95,353          638,037          565,227
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 598,797       $ 275,319        $ 556,421        $ 638,037
===================================================================================================================================
Undistributed net investment income (Accumulated net investment
   loss) (Distributions in excess of net investment income)            $     655       $     530        $  (1,245)       $   3,186
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                                 13,794          11,444               --               --
   Issued in lieu of cash distributions                                       33              36               --               --
   Redeemed                                                               (1,413)         (1,132)              --               --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                                12,414          10,348               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                                 17,443           1,038              856            1,420
   Issued in lieu of cash distributions                                       18               4            1,563              898
   Redeemed                                                               (1,295)           (439)          (1,051)          (2,458)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                          16,166             603            1,368             (140)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                             28,580          10,951            1,368             (140)
===================================================================================================================================

                                                                     Turner International                  Turner Large Cap
                                                                       Core Growth Fund                      Growth Fund
                                                            -----------------------------------------------------------------------
                                                                10/1/07 thru     1/31/07 (1) thru      10/1/07 thru     year ended
                                                            3/31/08 (unaudited)       9/30/07      3/31/08 (unaudited)    9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                  $     20            $    11            $     51         $     54
   Net realized gain (loss) from securities sold                      (89)               (34)             (2,806)             755
   Net realized loss on foreign currency transactions                 (15)                (7)                 --               --
   Net change in unrealized appreciation (depreciation) on
      investments, foreign currencies, and translation of
      other  assets and liabilities denominated in foreign
      currencies                                                     (181)               404              (4,041)           4,190
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
         operations                                                  (265)               374              (6,796)           4,999
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                       (5)                --                 (89)             (66)
      Investor Class Shares                                            --                 --                  --               --
   Realized capital gains
      Institutional Class Shares                                      (28)                --                  --               --
      Investor Class Shares                                            --                 --                  --               --
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                            (33)                --                 (89)             (66)
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                      3,531              2,035              12,987           19,850
   Proceeds from shares issued in lieu of cash
     distributions                                                     33                 --                  75               54
   Cost of shares redeemed                                         (1,149)                --              (6,513)          (6,530)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class Shares
   transactions                                                     2,415              2,035               6,549           13,374
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                         --                 --                 834               86
   Proceeds from shares issued in lieu of cash
     distributions                                                     --                 --                  --               --
   Cost of shares redeemed                                             --                 --                 (47)              (2)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class
   Shares transactions                                                 --                 --                 787               84
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
      share transactions                                            2,415              2,035               7,336           13,458
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                       2,117              2,409                 451           18,391
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                              2,409                 --              37,901           19,510
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                 $  4,526            $ 2,409            $ 38,352         $ 37,901
===================================================================================================================================
Undistributed net investment income (Accumulated net
   investment loss) (Distributions in excess of net
      investment income)                                         $     19            $     4            $      4         $     42
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                             294                197               1,976            3,159
   Issued in lieu of cash distributions                                 3                 --                  11                9
   Redeemed                                                           (95)                --              (1,007)          (1,089)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                            202                197                 980            2,079
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                              --                 --                 138               13
   Issued in lieu of cash distributions                                --                 --                  --               --
   Redeemed                                                            --                 --                  (7)              --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                       --                 --                 131               13
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                         202                197               1,111            2,092
===================================================================================================================================

(1) Commencement of Operations.

Amounts designated as "--" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                  TURNER FUNDS 2008 SEMIANNUAL REPORT | 42 & 43

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                      Turner Midcap                        Turner Midcap
                                                                       Equity Fund                          Growth Fund
                                                         --------------------------------------------------------------------------
                                                            10/1/07 thru       1/31/07 (1) thru      10/1/07 thru      year ended
                                                         3/31/08 (unaudited)     9/30/07          3/31/08(unaudited)     9/30/07
-----------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                $  (1)              $   (1)           $    (2,523)      $    (7,435)
   Net realized gain (loss) from securities sold                 (57)                 (21)                 4,358           133,836
   Net change in unrealized appreciation
    (depreciation) on investments                                (24)                  26               (165,413)          178,581
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
      from operations                                            (82)                   4               (163,578)          304,982
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                  --                   --                     --                --
      Investor Class Shares                                       --                   --                     --                --
      Retirement Class Shares                                     --                   --                     --                --
   Realized capital gains
      Institutional Class Shares                                  --                   --                     --                --
      Investor Class Shares                                       --                   --                     --                --
      Retirement Class Shares                                     --                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                        --                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                   100                   --                     --                --
   Proceeds from shares issued in lieu of cash
      distributions                                               --                   --                     --                --
   Cost of shares redeemed                                        --                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class
   Shares transactions                                           100                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                   122                  629                272,942           327,209
   Proceeds from shares issued in lieu of cash
      distributions                                               --                   --                     --                --
   Cost of shares redeemed                                       (90)                (101)              (196,212)         (404,010)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor
   Class Shares transactions                                      32                  528                 76,730           (76,801)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                    --                   --                  1,405             4,134
   Proceeds from shares issued in lieu of cash
      distributions                                               --                   --                     --                --
   Cost of shares redeemed                                        --                   --                   (673)           (1,576)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class
   Shares transactions                                            --                   --                    732             2,558
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
      share transactions                                         132                  528                 77,462           (74,243)
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                     50                  532                (86,116)          230,739
-----------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                           532                   --              1,346,384         1,115,645
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                               $ 582               $  532            $ 1,260,268       $ 1,346,384
===================================================================================================================================
Undistributed net investment income
   (Accumulated net investment loss)                           $  (1)              $   --            $    (2,322)      $       201
===================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                         11                   --                     --                --
   Issued in lieu of cash distributions                           --                   --                     --                --
   Redeemed                                                       --                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                        11                   --                     --                --
-----------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                         12                   60                  7,990            10,387
   Issued in lieu of cash distributions                           --                   --                     --                --
   Redeemed                                                       (9)                 (10)                (5,776)          (13,149)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                   3                   50                  2,214            (2,762)
-----------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                         --                   --                     42               140
   Issued in lieu of cash distributions                           --                   --                     --                --
   Redeemed                                                       --                   --                    (20)              (52)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                           --                   --                     22                88
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                     14                   50                  2,236            (2,674)
===================================================================================================================================

--------------------------------------------------------------------------------

                                                                      Turner New                     Turner Quantitative
                                                                    Enterprise Fund                 Large Cap Value Fund
                                                           --------------------------------------------------------------------
                                                              10/1/07 thru       year ended      10/1/07 thru       year ended
                                                           3/31/08 (unaudited)    9/30/07     3/31/08 (unaudited)    9/30/07
-------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                 $    (335)       $     (248)        $    6            $   9
   Net realized gain (loss) from securities sold                   (9,797)            3,615            (13)              81
   Net change in unrealized appreciation (depreciation)
      on investments                                               (7,775)            5,954            (75)              19
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
        from operations                                           (17,907)            9,321            (82)             109
-------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                       --                --             (8)              (9)
      Investor Class Shares                                            --                --             --               --
      Retirement Class Shares                                          --                --             --               --
   Realized capital gains
      Institutional Class Shares                                       --                --           (110)             (12)
      Investor Class Shares                                            --                --             --               --
      Retirement Class Shares                                          --                --             --               --
-------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                             --                --           (118)             (21)
-------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                         --                --            102              230
   Proceeds from shares issued in lieu of cash
      distributions                                                    --                --            118               21
   Cost of shares redeemed                                             --                --             --              (84)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class
   Shares transactions                                                 --                --            220              167
-------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                     52,542            50,438             --               --
   Proceeds from shares issued in lieu of cash
      distributions                                                    --                --             --               --
   Cost of shares redeemed                                        (48,729)          (13,654)            --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor
   Class Shares transactions                                        3,813            36,784             --               --
-------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                         --                --             --               --
   Proceeds from shares issued in lieu of cash
      distributions                                                    --                --             --               --
   Cost of shares redeemed                                             --                --             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class Shares
   transactions                                                        --                --             --               --
-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
      share transactions                                            3,813            36,784            220              167
-------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                     (14,094)           46,105             20              255
-------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                             70,145            24,040            835              580
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                                $  56,051        $   70,145         $  855            $ 835
===============================================================================================================================
Undistributed net investment income
   (Accumulated net investment loss)                            $    (307)       $       28         $    3            $   5
===============================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                              --                --              9               19
   Issued in lieu of cash distributions                                --                --             11                2
   Redeemed                                                            --                --             --               (7)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                             --                --             20               14
-------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                           6,054             6,123             --               --
   Issued in lieu of cash distributions                                --                --             --               --
   Redeemed                                                        (6,271)           (1,917)            --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                     (217)            4,206             --               --
-------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                              --                --             --               --
   Issued in lieu of cash distributions                                --                --             --               --
   Redeemed                                                            --                --             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                                --                --             --               --
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                        (217)            4,206             20               14
===============================================================================================================================

                                                                     Turner Small Cap                     Turner Small Cap
                                                                       Equity Fund                          Growth Fund
                                                             --------------------------------------------------------------------
                                                                10/1/07 thru       year ended      10/1/07 thru       year ended
                                                             3/31/08 (unaudited)     9/30/07    3/31/08 (unaudited)    9/30/07
---------------------------------------------------------------------------------------------------------------------------------
Investment activities:
   Net investment income (loss)                                  $    (138)        $    (513)       $    (745)        $  (1,930)
   Net realized gain (loss) from securities sold                    (3,112)            9,940          (21,333)           38,846
   Net change in unrealized appreciation (depreciation)
      on investments                                                (4,000)           (1,650)         (24,513)           28,720
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
        from operations                                             (7,250)            7,777          (46,591)           65,636
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
   Net investment income
      Institutional Class Shares                                        --                --               --                --
      Investor Class Shares                                             --                --               --                --
      Retirement Class Shares                                           --                --               --                --
   Realized capital gains
      Institutional Class Shares                                        --                --               --                --
      Investor Class Shares                                         (9,517)           (5,701)              --                --
      Retirement Class Shares                                           --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
         Total dividends and distributions                          (9,517)           (5,701)              --                --
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
Institutional Class Shares
   Proceeds from shares issued                                          --                --               --                --
   Proceeds from shares issued in lieu of cash
      distributions                                                     --                --               --                --
   Cost of shares redeemed                                              --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Institutional Class
   Shares transactions                                                  --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Proceeds from shares issued                                       3,844             7,445           30,476            80,195
   Proceeds from shares issued in lieu of cash
      distributions                                                  9,456             5,671               --                --
   Cost of shares redeemed                                         (18,084)          (31,240)         (40,981)          (76,172)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Investor Class
   Shares transactions                                              (4,784)          (18,124)         (10,505)            4,023
---------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Proceeds from shares issued                                          --                --               --                --
   Proceeds from shares issued in lieu of cash
      distributions                                                     --                --               --                --
   Cost of shares redeemed                                              --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from Retirement Class Shares
   transactions                                                         --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from capital
      share transactions                                            (4,784)          (18,124)         (10,505)            4,023
---------------------------------------------------------------------------------------------------------------------------------
      Total increase (decrease) in net assets                      (21,551)          (16,048)         (57,096)           69,659
---------------------------------------------------------------------------------------------------------------------------------
Net assets:
   Beginning of period                                              65,292            81,340          317,930           248,271
---------------------------------------------------------------------------------------------------------------------------------
   End of period                                                 $  43,741         $  65,292        $ 260,834         $ 317,930
=================================================================================================================================
Undistributed net investment income
   (Accumulated net investment loss)                             $    (126)        $      12        $    (400)        $     345
=================================================================================================================================
Shares issued and redeemed:
Institutional Class Shares
   Issued                                                               --                --               --                --
   Issued in lieu of cash distributions                                 --                --               --                --
   Redeemed                                                             --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in Institutional Class Shares                              --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Investor Class Shares
   Issued                                                              280               430              975             2,703
   Issued in lieu of cash distributions                                676               336               --                --
   Redeemed                                                         (1,207)           (1,796)          (1,327)           (2,547)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Investor Class Shares                      (251)           (1,030)            (352)              156
---------------------------------------------------------------------------------------------------------------------------------
Retirement Class Shares
   Issued                                                               --                --               --                --
   Issued in lieu of cash distributions                                 --                --               --                --
   Redeemed                                                             --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in Retirement Class Shares                                 --                --               --                --
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in share transactions                         (251)           (1,030)            (352)              156
=================================================================================================================================

(1) Commencement of Operations.

Amounts designated as "--" are either not applicable, $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                  TURNER FUNDS 2008 SEMIANNUAL REPORT | 44 & 45

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         Realized and
                               Net asset      Net        unrealized
                                 value,    investment       gains
                               beginning     income      (losses) on
                               of period     (loss)      investments
---------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008*                           $ 10.12    (0.05) (3)      (1.75)
2007                            $  7.60    (0.05) (3)       2.57
2006                            $  7.10    (0.08) (3)       0.58
2005                            $  5.82    (0.02)           1.30
2004                            $  6.05    (0.07)          (0.16)
2003                            $  4.03    (0.04)           2.06
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008*                           $ 14.39     0.03 (3)       (1.82)
2007                            $ 11.65     0.02            2.77
2006                            $ 10.93     0.06            0.69
2005 (4)                        $  8.84     0.02            2.07
2004                            $  8.04    (0.03)           0.83
2003                            $  6.29    (0.03)           1.78
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008*                           $ 14.33     0.02 (3)       (1.82)
2007                            $ 11.61     0.02            2.73
2006                            $ 10.93     0.07            0.64
2005 (2)(4)                     $ 10.58       --            0.35
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008*                           $ 64.06    (0.14) (3)      (6.05)
2007                            $ 55.97    (0.30) (3)      13.61
2006                            $ 56.46    (0.32) (3)       3.02
2005                            $ 50.02    (0.46) (3)      13.35
2004                            $ 41.38    (0.39)          10.04
2003                            $ 32.04    (0.25)           9.59
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2008*                           $ 12.21     0.06 (3)       (0.81)
2007 (5)                        $ 10.00     0.07 (3)        2.14
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------
2008*                           $  6.78     0.01 (3)       (1.05)
2007                            $  5.58     0.01 (3)        1.21
2006                            $  5.41     0.01 (3)        0.17
2005                            $  4.83     0.01 (3)        0.57
2004                            $  4.62       --            0.21
2003                            $  3.50       --            1.12
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*                           $  6.77       --** (3)     (1.05)
2007 (5)                        $  5.92     0.01 (3)        0.84
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008*                           $ 10.68     0.05 (3)(6)    (1.54)
2007 (5)                        $ 10.00     0.04 (3)(6)     0.64
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008*                           $ 10.61    (0.01) (3)      (1.50)
2007 (5)                        $ 10.00    (0.02) (3)       0.63

                Total      Dividends    Distributions
                 from       from net        from            Total
              investment   investment      capital      dividends and
              operations     income         gains       distributions
---------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008*           (1.80)          --            --             --
2007             2.52           --            --             --
2006             0.50           --            --             --
2005             1.28           --            --             --
2004            (0.23)          --            --             --
2003             2.02           --            --             --
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008*           (1.79)       (0.03)           --          (0.03)
2007             2.79        (0.05)           --          (0.05)
2006             0.75        (0.03)           --          (0.03)
2005 (4)         2.09           --            --             --
2004             0.80           --            --             --
2003             1.75           --            --             --
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008*           (1.80)       (0.02)           --          (0.02)
2007             2.75        (0.03)           --          (0.03)
2006             0.71        (0.03)           --          (0.03)
2005 (2)(4)      0.35           --            --             --
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008*           (6.19)       (0.25)        (8.50)         (8.75)
2007            13.31           --         (5.22)         (5.22)
2006             2.70           --         (3.19)         (3.19)
2005            12.89           --         (6.45)         (6.45)
2004             9.65           --         (1.01)         (1.01)
2003             9.34           --            --             --
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2008*           (0.75)       (0.02)        (0.10)         (0.12)
2007 (5)         2.21           --            --             --
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------
2008*           (1.04)       (0.01)           --          (0.01)
2007             1.22        (0.02)           --          (0.02)
2006             0.18        (0.01)           --          (0.01)
2005             0.58           --**          --             --
2004             0.21           --**          --             --
2003             1.12           --**          --             --
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*           (1.05)       (0.01)           --          (0.01)
2007 (5)         0.85           --            --             --
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008*           (1.49)          --            --             --
2007 (5)         0.68           --            --             --
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008*           (1.51)          --            --             --
2007 (5)         0.61           --            --             --

--------------------------------------------------------------------------------

                                           Net        Ratio of
               Net asset               assets end   net expenses
              value, end     Total     of period     to average
               of period     return      (000)      net assets++
----------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008*          $  8.32     (17.79)%+    $  36,762      1.65%
2007           $ 10.12      33.16%      $  61,401      1.11%
2006           $  7.60       7.04%      $  38,180      1.59%
2005           $  7.10      21.99%      $  30,779      1.15%
2004           $  5.82      (3.80)%     $  39,109      1.42%
2003           $  6.05      50.12%      $  47,004      1.23%
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008*          $ 12.57     (12.49)%+    $ 363,782      0.69%
2007           $ 14.39      24.00%      $ 237,778      0.68%
2006           $ 11.65       6.91%      $  71,935      0.59%
2005 (4)       $ 10.93      23.64%      $  40,857      0.69% (1)
2004           $  8.84       9.95%      $   5,080      1.25%
2003           $  8.04      27.82%      $   5,528      1.25%
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008*          $ 12.51     (12.60)%+    $ 235,015      0.94%
2007           $ 14.33      23.68%      $  37,541      0.94%
2006           $ 11.61       6.52%      $  23,418      0.94%
2005 (2)(4)    $ 10.93       3.31%+     $       1      0.83%
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008*          $ 49.12     (11.20)%+    $ 556,421      1.40%
2007           $ 64.06      25.08%      $ 638,037      1.40%
2006           $ 55.97       4.95%      $ 565,227      1.40%
2005           $ 56.46      27.90%      $ 502,108      1.40%
2004           $ 50.02      23.54%      $ 366,692      1.40%
2003           $ 41.38      29.15%      $ 253,840      1.40%
-------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
-------------------------------------------------------------------
2008*          $ 11.34      (6.23)%+    $   4,526      1.10%
2007 (5)       $ 12.21      22.10%+     $   2,409      1.10%
----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
----------------------------------------------------------
2008*          $  5.73     (15.32)%+    $  37,529      0.69%
2007           $  6.78      21.86%      $  37,814      0.70%
2006           $  5.58       3.40%      $  19,510      0.75%
2005           $  5.41      12.09%      $  43,025      0.75%
2004           $  4.83       4.64%      $  67,991      0.75%
2003           $  4.62      32.01%      $  79,416      0.75%
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*          $  5.71     (15.53)%+    $     823      0.94%
2007 (5)       $  6.77      14.36%+     $      87      0.94%
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008*          $  9.19     (13.95)%+    $      99      0.90%
2007 (5)       $ 10.68       6.80%+     $      --      0.90%
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008*          $  9.10     (14.23)%+    $     483      1.15%
2007 (5)       $ 10.61       6.10%+     $     532      1.15%

                                    Ratio of net
                   Ratio of total    investment
                      expenses      income (loss)   Portfolio
                     to average      to average      turnover
                     net assets      net assets++    rate+++
--------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
--------------------------------------------------------
2008*                   1.96%           (0.99)%      191.19%
2007                    1.46%           (0.57)%      219.62%
2006                    1.79%           (1.01)%      250.81%
2005                    1.41%           (0.57)%      329.52%
2004                    1.57%           (0.99)%      498.78%
2003                    1.60%           (0.90)%      762.18%
-----------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
-----------------------------------------------------
2008*                   0.94%            0.50%       108.58%
2007                    1.06%            0.42%       102.71%
2006                    1.20%            0.77%       123.67%
2005 (4)                1.60%            0.46%       136.36%
2004                    1.97%           (0.27)%      104.00%
2003                    2.14%           (0.34)%      187.00%
------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
------------------------------------------------
2008*                   1.19%            0.24%       108.58%
2007                    1.31%            0.15%       102.71%
2006                    1.43%            0.23%       123.67%
2005 (2)(4)             2.50%            0.33%       136.36%
----------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
----------------------------------------------------
2008*                   1.49%           (0.50)%       31.35%
2007                    1.48%           (0.50)%       87.53%
2006                    1.44%           (0.57)%       77.87%
2005                    1.44%           (0.90)%       73.50%
2004                    1.42%           (0.85)%      122.45%
2003                    1.44%           (0.81)%      147.77%
--------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
--------------------------------------------------------------------
2008*                   2.94%            1.06%       118.93%
2007 (5)                4.63%            0.99%       111.08%
-----------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional  Class Shares
-----------------------------------------------------------
2008*                   1.07%            0.26%       107.63%
2007                    1.23%            0.23%       118.85%
2006                    1.16%            0.26%       194.17%
2005                    1.10%            0.16%       154.66%
2004                    0.94%            0.11%       165.94%
2003                    0.97%            0.03%       201.35%
-----------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*                   1.36%            0.03%       107.63%
2007 (5)                1.51%            0.13%       118.85%
-------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
-------------------------------------------------------
2008*                  16.55%            1.05%        77.07%
2007 (5)               31.25%            0.60%        97.57%
--------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
--------------------------------------------------
2008*                  16.32%           (0.50)%       77.07%
2007 (5)               22.26%           (0.26)%       97.57%

* For the six-month period ended March 31, 2008, unless otherwise indicated (unaudited). All ratios for the period have been annualized.

**    Amount represents less than $0.01 per share.

+     Total return is for the period indicated and has not been annualized.

++    Inclusive of fees paid indirectly, waivers and/or reimbursements.

+++   Excludes effect of in-kind transfers and mergers, as applicable.

(1) For the period October 1, 2004 through February 25, 2005, the total expense cap was 1.25%. Effective February 26, 2005, the total expense cap was changed to 0.59%.

(2) Commenced operations on August 1, 2005. All ratios for the period have been annualized.

(3)   Based on average shares outstanding.

(4) Effective February 25, 2005, the Constellation TIP Core Growth Fund reorganized with and into a newly-created series of the Turner Funds, the Turner Core Growth Fund.

(5) Commenced operations on January 31, 2007. All ratios for the period have been annualized.

(6) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                  TURNER FUNDS 2008 SEMIANNUAL REPORT | 46 & 47

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

            Net asset          Net          Realized and          Total
              value,       investment        unrealized           from
            beginning        income        gains (losses)      investment
            of period        (loss)        on investments      operations
--------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008*         $35.71       (0.06) (1)          (4.10)            (4.16)
2007          $27.63       (0.20) (1)           8.28              8.08
2006          $26.39       (0.08) (1)           1.32              1.24
2005          $20.99       (0.19) (1)           5.59              5.40
2004          $19.54       (0.18) (1)           1.63              1.45
2003          $13.78       (0.14) (1)           5.90              5.76
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008*         $34.74       (0.10) (1)          (3.98)            (4.08)
2007          $26.96       (0.30) (1)           8.08              7.78
2006          $25.89       (0.23) (1)           1.30              1.07
2005          $20.69       (0.30) (1)           5.50              5.20
2004          $19.36       (0.28) (1)           1.61              1.33
2003          $13.72       (0.23) (1)           5.87              5.64
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008*         $ 8.72       (0.03) (1)          (1.53)            (1.56)
2007          $ 6.26       (0.07) (1)           2.53              2.46
2006          $ 5.86       (0.07) (1)           0.47 (2)          0.40
2005          $ 4.52       (0.03)               1.37              1.34
2004          $ 4.34       (0.06)               0.24 (2)          0.18
2003          $ 2.27       (0.02)               2.09              2.07
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008*         $12.86        0.08 (1)           (1.07)            (0.99)
2007          $11.44        0.14 (1)            1.65              1.79
2006 (3)      $10.00        0.16 (1)            1.33              1.49
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008*         $17.31       (0.04) (1)          (2.07)            (2.11)
2007          $16.94       (0.12) (1)           1.79              1.67
2006          $16.06       (0.07) (1)           0.95              0.88
2005          $13.92       (0.11) (1)           2.25              2.14
2004          $12.27       (0.02)               2.95              2.93
2003          $ 9.30       (0.02)               3.00              2.98
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*         $32.98       (0.08) (1)          (4.82)            (4.90)
2007          $26.17       (0.20) (1)           7.01              6.81
2006          $24.68       (0.21) (1)           1.70              1.49
2005          $21.33       (0.01)               3.36              3.35
2004          $18.88       (0.19)               2.64              2.45
2003          $12.62       (0.12)               6.38              6.26

              Dividends     Distributions        Tax
              from net           from          Return           Total
             investment        capital           of         dividends and
               income           gains          Capital      distributions
--------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008*             --               --              --              --
2007              --               --              --              --
2006              --               --              --              --
2005              --               --              --              --
2004              --               --              --              --
2003              --               --              --              --
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008*             --               --              --              --
2007              --               --              --              --
2006              --               --              --              --
2005              --               --              --              --
2004              --               --              --              --
2003              --               --              --              --
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008*             --               --              --              --
2007              --               --              --              --
2006              --               --              --              --
2005              --               --              --              --
2004              --               --              --              --
2003              --               --              --              --
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008*          (0.12)           (1.70)             --           (1.82)
2007           (0.15)           (0.22)             --           (0.37)
2006 (3)       (0.05)              --              --           (0.05)
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008*             --            (2.77)             --           (2.77)
2007              --            (1.30)             --           (1.30)
2006              --               --              --              --
2005              --               --              --              --
2004              --            (1.23)          (0.05)          (1.28)
2003           (0.01)              --              --           (0.01)
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*             --               --              --              --
2007              --               --              --              --
2006              --               --              --              --
2005              --               --              --              --
2004              --               --              --              --
2003              --               --              --              --

--------------------------------------------------------------------------------

                                                  Net          Ratio of
                  Net asset                   assets end     net expenses
                 value, end       Total        of period      to average
                  of period       return         (000)       net assets++
-----------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008*              $31.55         (11.65)%+   $1,254,113         1.18%
2007               $35.71          29.24%     $1,340,172         1.18%
2006               $27.63           4.70%     $1,113,201         1.18%
2005               $26.39          25.73%     $  955,730         1.20%
2004               $20.99           7.42%     $  857,899         1.16%
2003               $19.54          41.80%     $  773,788         1.15%
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008*              $30.66         (11.74)%+   $    6,155         1.43%
2007               $34.74          28.86%     $    6,212         1.49%
2006               $26.96           4.13%     $    2,444         1.68%
2005               $25.89          25.13%     $    1,833         1.70%
2004               $20.69           6.87%     $    1,395         1.66%
2003               $19.36          41.11%     $      423         1.65%
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008*              $ 7.16         (17.89)%+   $   56,051         1.54%
2007               $ 8.72          39.30%     $   70,145         1.27%
2006               $ 6.26           6.83%     $   24,040         1.61%
2005               $ 5.86          29.65%     $    9,144         1.36%
2004               $ 4.52           4.15%     $   10,805         1.18%
2003               $ 4.34          91.19%     $   13,468         1.16%
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008*              $10.05          (8.97)%+   $      855         0.69%
2007               $12.86          15.91%     $      835         0.65%
2006 (3)           $11.44         14.92%+     $      580         0.59%
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008*              $12.43         (13.97)%+   $   43,741         1.45%
2007               $17.31          10.14%     $   65,292         1.36%
2006               $16.94           5.48%     $   81,340         1.24%
2005               $16.06          15.37%     $   67,713         1.43%
2004               $13.92          24.75%     $   29,171         1.35%
2003               $12.27          32.04%     $   12,557         1.32%
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*              $28.08        (14.86)%+    $  260,834         1.25%
2007               $32.98          26.02%     $  317,930         1.25%
2006               $26.17           6.04%     $  248,271         1.25%
2005               $24.68          15.71%     $  257,149         1.25%
2004               $21.33          12.98%     $  237,213         1.25%
2003               $18.88          49.60%     $  192,791         1.25%

                                          Ratio of net
                      Ratio of total       investment
                         expenses         income (loss)      Portfolio
                        to average         to average         turnover
                        net assets        net assets++        rate+++
----------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
--------------------------------------------------
2008*                      1.24%             (0.38)%           75.69%
2007                       1.24%             (0.63)%          155.27%
2006                       1.18%             (0.30)%          134.55%
2005                       1.20%             (0.78)%          151.63%
2004                       1.16%             (0.84)%          167.17%
2003                       1.18%             (0.87)%          208.80%
----------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
----------------------------------------------------
2008*                      1.49%             (0.64)%           75.69%
2007                       1.56%             (0.98)%          155.27%
2006                       1.68%             (0.83)%          134.55%
2005                       1.70%             (1.28)%          151.63%
2004                       1.66%             (1.35)%          167.17%
2003                       1.68%             (1.36)%          208.80%
---------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------
2008*                      1.87%             (0.82)%          163.56%
2007                       1.73%             (0.98)%          173.48%
2006                       2.06%             (1.02)%          234.62%
2005                       1.87%             (1.14)%          226.82%
2004                       1.51%             (0.83)%          382.08%
2003                       1.99%             (0.95)%          451.37%
----------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
----------------------------------------------------------------------
2008*                      6.17%              1.51%           106.77%
2007                       5.25%              1.15%           270.76%
2006 (3)                   7.71%              1.52%           251.67%
-----------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
-----------------------------------------------------
2008*                      1.60%             (0.53)%           74.87%
2007                       1.59%             (0.70)%          156.55%
2006                       1.70%             (0.39)%          143.43%
2005                       1.67%             (0.71)%          170.22%
2004                       1.94%             (0.25)%          221.99%
2003                       2.05%             (0.26)%          287.39%
-----------------------------------------------------
Turner Small Cap Growth Fund -- Investor Class Shares
-----------------------------------------------------
2008*                      1.51%             (0.50)%           70.76%
2007                       1.48%             (0.65)%          134.34%
2006                       1.42%             (0.79)%          154.27%
2005                       1.44%             (0.91)%          152.96%
2004                       1.41%             (0.95)%          151.02%
2003                       1.41%             (0.79)%          187.95%

* For the six-month period ended March 31, 2008, unless otherwise indicated (unaudited). All ratios for the period have been annualized.

+     Total return is for the period indicated and has not been annualized.

++    Inclusive of fees paid indirectly, waivers and/or reimbursements.

+++   Excludes effect of in-kind transfers and mergers, as applicable.

(1)   Based on average shares outstanding.

(2) The amount shown for a share outstanding throughout the period does not accord with the aggregate net losses on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(3) Commenced operations on October 10, 2005. All ratios for the period have been annualized.

Amounts designated as "--" are either $0, or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


                                  TURNER FUNDS 2008 SEMIANNUAL REPORT | 48 & 49

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2008

1.    ORGANIZATION:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven active portfolios as of March 31, 2008. The financial statements included herein are those of the Turner Concentrated Growth Fund (the "Concentrated Growth Fund"), the Turner Core Growth Fund (the "Core Growth Fund"), the Turner Emerging Growth Fund (the "Emerging Growth Fund"), the Turner International Core Growth Fund (the "International Core Growth Fund"), the Turner Large Cap Growth Fund (the "Large Cap Growth Fund"), the Turner Midcap Equity Fund (the "Midcap Equity Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner New Enterprise Fund (the "New Enterprise Fund"), the Turner Quantitative Large Cap Value Fund (the "Quantitative Large Cap Value Fund" (formerly the Turner Large Cap Value Fund)), the Turner Small Cap Equity Fund (the "Small Cap Equity Fund") and the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), each a "Fund" and collectively the "Funds." The Quantitative Large Cap Value Fund commenced operations on October 10, 2005. The International Core Growth Fund and the Midcap Equity Fund commenced operations on January 31, 2007.

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Large Cap Growth Fund and the Concentrated Growth Fund, each of which are non-diversified.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, or a combination of the three. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

On September 27, 2006, the assets of the Turner Technology Fund (the "Technology Fund") were reorganized into the New Enterprise Fund. Under the Agreement and Plan of Reorganization, 1,589,625 shares of the Technology Fund were exchanged for 1,674,572 shares of the New Enterprise Fund in a tax-free exchange.

Upon the business combination of such Funds on September 27, 2006, the net assets of the Technology Fund, which included paid-in-capital of $137,747,073, accumulated realized losses of $129,088,165 and unrealized gains of $1,786,570, combined with the New Enterprise Fund were $24,141,573. The aggregate net assets of the Technology and New Enterprise Funds immediately before the reorganization were $10,445,478 and $13,696,095, respectively.

The Emerging Growth, Small Cap Equity and Small Cap Growth Funds were closed to new investors on March 7, 2000, May 1, 2005 and July 31, 2004, respectively.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

      USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION--Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

50 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund's Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and approved by the Committee, the Administrator notifies the Adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund uses FT Interactive Data Corp. ("FT") as a third party fair valuation vendor. FT provides a fair value for foreign securities in the International Core Growth Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Core Growth Fund values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by FT. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by FT are not reliable, the Adviser contacts the International Core Growth Fund's Administrator and may request that a meeting of the Committee be held.

If a local market in which the International Core Growth Fund owns securities is closed for one or more days or a portion of a day, the International Core Growth Fund shall value all securities held in that corresponding currency based on the fair value prices provided by FT using the predetermined confidence interval discussed above.

SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

FOREIGN CURRENCY TRANSLATION--The books and records of the International Core Growth Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The International Core Growth Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the International Core Growth Fund's books and the U.S. dollar equivalent amounts actually received or paid.

EXPENSES--Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets. Other common expenses of the Trust are allocated among the Funds on the basis of relative daily net assets.

CLASSES--Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS--The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers and trustees of the Trust are also officers or employees of Turner Investment Partners, Inc. ("Turner") or SEI Global Funds Services ("SEI"), the Trust's sub-administrator. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

SEI Investments Distribution Co. (the "Distributor") provides distribution services to the Funds under a Distribution Agreement. Prior to January 1, 2006, Constellation Investment Distribution Company, Inc. provided distribution services to the Funds.

4.    ADMINISTRATION, SHAREHOLDER SERVICING, DISTRIBUTION AND TRANSFER AGENT
      AGREEMENTS:

Turner provides administrative services to the Funds under Administration Agreements with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. Prior to February 1, 2007, Turner had contractually agreed to limit its administrator fee in the Core Growth Fund, Institutional Class Shares to 0.05% through January 31, 2007. Effective February 1, 2007, Turner has discontinued this arrangement. Under a separate Sub-Administration Agreement between Turner and SEI, SEI provides sub-administrative services to the Trust. For the six months ended March 31, 2008, SEI was paid $570,527 by Turner.

The Funds have adopted a Distribution Plan for Investor Class and Retirement Class Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of the Fund's average daily net assets attributable to Investor Class or Retirement Class Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Shareholder Services Plans"). Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund's average daily net assets attributable to Investor Class and Retirement Class Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of the Concentrated Growth Fund, Core Growth Fund, Emerging Growth Fund, Large Cap Growth Fund, Midcap Equity Fund, Midcap Growth Fund, New Enterprise Fund, Small Cap Equity Fund, and Small Cap Growth Fund, and Retirement Class Shares of the Midcap Growth Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended March 31, 2008, the following Funds earned cash management credits which were used to offset transfer agent expenses. These amounts are labeled as "Fees Paid Indirectly" on the Statements of Operations.

                                                                         AMOUNT
                                                                        --------
Concentrated Growth Fund                                                $ 7,704
Core Growth Fund                                                          1,168
Emerging Growth Fund                                                      8,324
International Core Growth Fund                                              155
Large Cap Growth Fund                                                       527
Midcap Equity Fund                                                          209
Midcap Growth Fund                                                       25,764
New Enterprise Fund                                                      11,578
Quantitative Large Cap Value Fund                                           195
Small Cap Equity Fund                                                     1,314
Small Cap Growth Fund                                                    11,798

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and Turner are parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner receives a fee that is calculated daily and paid monthly, based on the average daily net assets of certain Funds. Pursuant to an Amended and Restated Advisory Agreement dated November 17, 2006, Turner Investment Management LLC, an affiliate of Turner, serves as the investment adviser for the Small Cap Equity Fund and Midcap Equity Fund.

For their services, Turner and Turner Investment Management LLC receive annual fees which are calculated daily and paid monthly, based on average daily net assets. Turner and Turner Investment Management LLC have contractually agreed to waive all or a portion of their fees and to reimburse expenses in order to limit operating expenses to a specified percentage of the average daily net assets of certain Funds on an annualized basis through January 31, 2009.

52 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

Accordingly, the advisory fee and expense caps for certain Funds are as follows:

                                           ADVISORY FEES    TOTAL EXPENSE CAP(8)
                                           --------------   --------------------
Core Growth Fund                                0.60%(9)            0.69%(1)(3)
Emerging Growth Fund                            1.00                1.40
International Core Growth Fund                  0.85                1.10
Large Cap Growth Fund                           0.60                0.69(1)(4)
Midcap Equity Fund                              0.75                0.90(1)
Midcap Growth Fund                              0.75                1.18(2)(6)
Quantitative Large Cap Value Fund               0.60                0.69(5)
Small Cap Equity Fund                           0.95                1.45(7)
Small Cap Growth Fund                           1.00                1.25

(1) REPRESENTS MAXIMUM EXPENSE CAP FOR INSTITUTIONAL CLASS SHARES WHERE FUNDS OFFER BOTH INSTITUTIONAL CLASS SHARES AND INVESTOR CLASS SHARES.

(2) REPRESENTS MAXIMUM EXPENSE CAP FOR INVESTOR CLASS SHARES WHERE FUNDS OFFER BOTH INVESTOR CLASS SHARES AND RETIREMENT CLASS SHARES.

(3) PRIOR TO FEBRUARY 1, 2007, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 0.59%. PRIOR TO THE REORGANIZATION OF THE CONSTELLATION TIP CORE GROWTH FUND ON FEBRUARY 25, 2005, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.25%.

(4)   PRIOR TO FEBRUARY 1, 2007, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 0.75%.

(5)   PRIOR TO FEBRUARY 1, 2007, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 0.59%.

(6)   PRIOR TO FEBRUARY 1, 2007, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.25%.

(7) PRIOR TO FEBRUARY 1, 2007, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.20%. PRIOR TO DECEMBER 1, 2005, THE MAXIMUM EXPENSE CAP FOR THE FUND WAS 1.45%.

(8) TURNER INVESTMENT PARTNERS, INC. HAS CONTRACTUALLY AGREED TO WAIVE FUND EXPENSES TO KEEP THE NET TOTAL OPERATING EXPENSES FOR THE CORE GROWTH FUND, EMERGING GROWTH FUND, INTERNATIONAL CORE GROWTH FUND, LARGE CAP GROWTH FUND, MIDCAP GROWTH FUND, QUANTITATIVE LARGE CAP VALUE FUND, AND THE SMALL CAP GROWTH FUND FROM EXCEEDING 0.69%, 1.40%, 1.10%, 0.69%, 1.18%, 0.69%, AND 1.25%, RESPECTIVELY, THROUGH JANUARY 31, 2009. TURNER INVESTMENT MANAGEMENT LLC HAS CONTRACTUALLY AGREED TO WAIVE FUND EXPENSES TO KEEP THE NET TOTAL OPERATING EXPENSES FOR THE MIDCAP EQUITY FUND AND THE SMALL CAP EQUITY FUND FROM EXCEEDING 0.90% AND 1.45%, RESPECTIVELY, THROUGH JANUARY 31, 2009.

(9)   PRIOR TO FEBRUARY 1, 2008, THE ADVISORY FEE FOR THE FUND WAS 0.75%.

For the remaining Funds, the advisory fee is comprised of a base fee and a performance adjustment that increases or decreases the total fee depending upon the performance of the Fund relative to the Fund's performance benchmark. The Fund's base fee (1.10% for all Funds) is accrued daily and paid monthly, based on the Fund's average net assets during the current month.

The performance adjustment is calculated and paid monthly by comparing the Fund's performance to that of the Fund's performance benchmark over the current month plus the previous 11 months (the "performance period"). The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the Fund's base fee.

In cases where the advisory fee is comprised of a base fee and a performance adjustment, Turner has voluntarily agreed to waive all or a portion of their fees and to reimburse expenses in order to keep such Fund's "other expenses" (excluding distribution fees) from exceeding a specified percentage of the average daily net assets of the Fund on an annualized basis. Accordingly, the base advisory fee, annual adjustment rate, over/under performance relative to the benchmark threshold, and other expense cap are as follows:

                                 BASE       ANNUAL                     OTHER
                               ADVISORY   ADJUSTMENT    BENCHMARK     EXPENSES
                                 FEE         RATE      THRESHOLD(1)     CAP
                               --------   ----------   ------------   ---------
Concentrated Growth Fund         1.10%     +/-0.40%     +/-2.50%       0.25%
New Enterprise Fund              1.10      +/-0.40      +/-2.50        0.25

(1) SEE THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR MORE INFORMATION REGARDING THE FUNDS' PERFORMANCE BENCHMARK.

During the six months ended March 31, 2008, the Funds' advisory fees, before waivers, were adjusted in accordance with the policy described above:

                                                                        NET
                                              BASE                    ADVISER
                                            ADVISER    PERFORMANCE   FEE BEFORE
                                              FEE       ADJUSTMENT    WAIVERS
                                           ---------   -----------   -----------
Concentrated Growth Fund                   $ 314,773   $    84,037   $  398,810
New Enterprise Fund                          451,759        78,114      529,873

6.    REDEMPTION FEES:

Sales or exchanges out of the Core Growth Fund, New Enterprise Fund, Quantitative Large Cap Value Fund and the Small Cap Equity Fund, within 90 days of purchase are not currently subject to a redemption fee of 2.00%, but may be in the future. The Funds will provide notice to shareholders before they implement the redemption fee.

7.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six months ended March 31, 2008 were as follows
(000):

                                                          PURCHASES     SALES
                                                            (000)       (000)
                                                         ----------   ----------
Concentrated Growth Fund                                 $  102,044   $ 115,020
Core Growth Fund                                            925,646     518,435
Emerging Growth Fund                                        166,795     184,354
International Core Growth Fund                                6,882       4,535
Large Cap Growth Fund                                        49,380      42,474
Midcap Equity Fund                                              524         408
Midcap Growth Fund                                        1,066,422     989,035
New Enterprise Fund                                         143,765     124,585
Quantitative Large Cap Value Fund                               994         889
Small Cap Equity Fund                                        38,080      53,254
Small Cap Growth Fund                                       205,742     215,505

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8.    FEDERAL TAX POLICIES AND INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments and net operating losses. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended September 30, 2007 and September 30, 2006 were as follows (000):

                                    ORDINARY    LONG-TERM
                                     INCOME    CAPITAL GAIN     TOTAL
                                    --------   ------------   --------
Core Growth Fund
   2007                             $   496      $     --     $    496
   2006                                 163            --          163
Emerging Growth Fund
   2007                             $    --      $ 50,964     $ 50,964
   2006                               8,774        20,741       29,515
Large Cap Growth Fund
   2007                             $    66      $     --     $     66
   2006                                 109            --          109
Quantitative Large Cap Value Fund
   2007                             $    21      $     --     $     21
   2006*                                  2            --            2
Small Cap Equity Fund
   2007                             $   128      $  5,573     $  5,701
   2006                                  --            --           --

*     PERIOD FROM INCEPTION OCTOBER 10, 2005 THROUGH SEPTEMBER 30, 2006.

As of September 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

                                                                                                                       TOTAL
                                                                                                                   DISTRIBUTABLE
                                   UNDISTRIBUTED  UNDISTRIBUTED     CAPITAL      POST-                   OTHER        EARNINGS
                                     ORDINARY      LONG-TERM         LOSS      OCTOBER   UNREALIZED    TEMPORARY   (ACCUMULATED
                                      INCOME      CAPITAL GAIN   CARRYFORWARD   LOSSES  APPRECIATION  DIFFERENCES      LOSSES)
                                   -------------  -------------  ------------  -------  ------------  -----------  -------------
Concentrated Growth Fund              $   --        $     --       $(148,814)  $    --    $  8,890      $     6     $ (139,918)
Core Growth Fund                         530              --          (2,605)   (1,111)     47,589           --         44,403
Emerging Growth Fund                   2,911          67,356              --        --     179,208          481        249,956
International Core Growth Fund             4              --              --       (31)        401           --            374
Large Cap Growth Fund                     41              --         (15,534)       --       6,553            1         (8,939)
Midcap Equity Fund                        --              --              --       (19)         24           --              5
Midcap Growth Fund                        --              --        (284,254)       --     343,070          202         59,018
New Enterprise Fund                       --              --          (9,902)       --      10,040           27            165
Quantitative Large Cap Value Fund         46              40              --        --          74           --            160
Small Cap Equity Fund                  3,122           5,838              --        --       5,096           13         14,069
Small Cap Growth Fund                     --              --         (53,609)       --      53,282          343             16

Post-October losses represent losses realized on investment transactions from November 1, 2006 through September 30, 2007 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

54 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                                                     (Unaudited)
--------------------------------------------------------------------------------

At September 30, 2007, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates
(000):

                                                      EXPIRING SEPTEMBER 30,
                               -------------------------------------------------------------------
                                 2009       2010       2011      2013    2014    2015      TOTAL
                               -------   ---------   ---------   -----  ------   -----   ---------
Concentrated Growth Fund       $ 3,435   $ 132,529   $  12,850   $  --  $   --   $  --   $ 148,814
Core Growth Fund                    --          --       1,578      --     200     827       2,605
Large Cap Growth Fund               --         396      15,138      --      --      --      15,534
Midcap Growth Fund                  --     154,754     129,500      --      --      --     284,254
New Enterprise Fund                 --       9,269         386     247      --      --       9,902
Small Cap Growth Fund               --      27,615      25,994      --      --      --      53,609

During the year ended September 30, 2007, the Concentrated Growth Fund, Large Cap Growth Fund, Midcap Growth Fund, New Enterprise Fund, and the Small Cap Growth Fund utilized capital loss carryforwards of $7,618,820, $718,537, $132,793,380, $2,181,351, $38,612,061 respectively, to offset capital gains.

At March 31, 2008, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the securities held by the Funds were as follows (000):

                                                                                        NET
                                         FEDERAL                                     UNREALIZED
                                           TAX        UNREALIZED     UNREALIZED     APPRECIATION
FUND                                      COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
----                                   -----------   ------------   ------------   --------------
Concentrated Growth Fund               $    34,644   $    3,473     $   (1,333)    $     2,140
Core Growth Fund                           601,893       41,696        (24,304)         17,392
Emerging Growth Fund                       498,971      142,114        (30,845)        111,269
International Core Growth Fund               4,340          384           (161)            223
Large Cap Growth Fund                       36,166        3,692         (1,224)          2,468
Midcap Equity Fund                             582           29            (31)             (2)
Midcap Growth Fund                       1,159,484      219,120        (43,148)        175,972
New Enterprise Fund                         58,780        4,636         (2,759)          1,877
Quantitative Large Cap Value Fund              854           42            (44)             (2)
Small Cap Equity Fund                       46,187        3,017         (1,784)          1,233
Small Cap Growth Fund                      267,330       39,093        (10,305)         28,788

9.    CONCENTRATIONS/RISKS:

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10.   LOANS OF PORTFOLIO SECURITIES:

The Funds may lend securities in their portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans, made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on projected lending activity.

In the event of bankruptcy of the borrower, realization/ retention of the collateral may be subject to legal proceedings.

11.   NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS                                        (Unaudited)
--------------------------------------------------------------------------------

be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 will not have a material impact to the Funds' financial statements upon adoption. The International Core Growth Fund and the Midcap Equity Fund adopted FIN 48 and management has determined that the adoption of FIN 48 did not have a material impact to the financial statements of the International Core Growth Fund and the Midcap Equity Fund, respectively. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008 the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

56 | TURNER FUNDS 2008 SEMIANNUAL REPORT

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS

                                                                     (Unaudited)
--------------------------------------------------------------------------------

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS

On February 21, 2008, the Board of Trustees (the "Board" or "Trustees") of the Turner Funds (the "Funds" or "Trust") held a meeting to decide whether to renew the advisory agreements (the "Advisory Agreements") with Turner Investment Partners, Inc. and Turner Investment Management LLC (collectively, the "Adviser") for the upcoming year (and whether to approve the Advisory Agreement with respect to two new Funds). In preparation for the meeting, the Board requested and reviewed a wide variety of information from the Adviser. The information described, among other things: the Adviser's business; its organizational structure and personnel; the Funds' performance; and advisory fees and expenses paid by the Funds for the fiscal year ended September 30, 2007. At the meeting, representatives of the Adviser discussed, and answered Board members' questions about, among other things, a chart of advisory fees received by the Adviser for the various Funds; a schedule of the commissions paid to the Trust's top 10 brokers; a soft dollar commission usage report for the fiscal year ended September 30, 2007; the Adviser's Form ADVs; and an Adviser profitability report for the fiscal year ended September 30, 2007.

The Board, including all of the independent Trustees, considered, among other things: (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Funds over the past one, three and five years versus each Fund's respective peer group; (3) the contractual and actual compensation to be paid under the agreements as compared to the compensation paid to relevant Morningstar peer groups (except with respect to the new Funds, where the peer groups were selected by the Adviser); (4) the expense ratios of the Funds, with expense waivers, as compared to expense ratios for relevant Morningstar peer groups (or selected peer groups with respect to the new Funds);
(5) the qualifications of the Adviser's personnel, portfolio management capabilities and investment methodologies; (6) the Adviser's operations, compliance program and policies; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser's profitability from each Fund for the year ended September 30, 2007; (9) "fall-out" benefits to the Adviser and its affiliates from the relationship with the Funds; and (10) the extent to which economies of scale are relevant given the Funds' current asset size and current asset growth potential.

The independent Trustees, in executive session, reached the following conclusions, among others, regarding the Adviser and the Advisory Agreements: the performance of the Funds was generally competitive (in most cases performance was higher than the median); the advisory fees were generally competitive (in most cases they were above the median); and the gross and net total expense ratios of the Funds were generally competitive. The independent Trustees also concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Funds; the profits earned by the Adviser seemed reasonable in light of the nature, extent and quality of the services provided to each Fund; and that each Fund was not large enough to attain significant economies of scale. With respect to the new Funds, the Trustees considered the viability of the proposed strategies, the Adviser's experience, qualifications and track record in managing those strategies in limited partnership vehicles and the length of that record as well as the quality of that performance. The Trustees also considered the proposed fees for the new Funds, as compared to those of their competitors, including both the net and total expense ratios. They discussed the need for establishment of prime brokerage arrangements for the new Turner Core Growth 130/30 Fund with the Funds' service providers and considered the Adviser's experience in handling similar prime brokerage arrangements with respect to the limited partnerships, as well as the assurances they received that, although not technically required, the Funds' CCO would periodically review these arrangements.

Based on the Board's deliberations and its evaluation of the information described above, the Trustees, including all of the independent Trustees, unanimously: (a) agreed to renew the Advisory Agreements for another year (and approve the Advisory Agreement with respect to two new Funds) and (b) determined that the compensation payable by the Trust's Funds under the Advisory Agreements is fair and reasonable.

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 57

DISCLOSURE OF FUND EXPENSES                                          (Unaudited)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

                                                                                 BEGINNING       ENDING                  EXPENSES
                                                                                  ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                                                                   VALUE         VALUE       EXPENSE      DURING
                                                                                  10/1/07       3/31/08       RATIOS      PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Turner Concentrated Growth Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                           $  1,000.00   $    822.10      1.65%      $ 7.52
   Hypothetical
      5% Return                                                                    1,000.00      1,016.75      1.65         8.32
---------------------------------------------------------------------------------------------------------------------------------
Turner Core Growth Fund -- Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        875.10      0.69         3.23
   Hypothetical
      5% Return                                                                    1,000.00      1,021.55      0.69         3.49
---------------------------------------------------------------------------------------------------------------------------------
Turner Core Growth Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        874.00      0.94         4.40
   Hypothetical
      5% Return                                                                    1,000.00      1,020.30      0.94         4.75
---------------------------------------------------------------------------------------------------------------------------------
Turner Emerging Growth Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        888.00      1.40         6.61
   Hypothetical
      5% Return                                                                    1,000.00      1,018.00      1.40         7.06
---------------------------------------------------------------------------------------------------------------------------------
Turner International Core Growth Fund -- Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        937.70      1.10         5.33
   Hypothetical
      5% Return                                                                    1,000.00      1,019.50      1.10         5.55
---------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        846.80      0.69         3.19
   Hypothetical
      5% Return                                                                    1,000.00      1,021.55      0.69         3.49
---------------------------------------------------------------------------------------------------------------------------------
Turner Large Cap Growth Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        844.70      0.94         4.34
   Hypothetical
      5% Return                                                                    1,000.00      1,020.30      0.94         4.75
---------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        860.50      0.90         4.19
   Hypothetical
      5% Return                                                                    1,000.00      1,020.50      0.90         4.55
---------------------------------------------------------------------------------------------------------------------------------

                                                                                 BEGINNING       ENDING                  EXPENSES
                                                                                  ACCOUNT       ACCOUNT     ANNUALIZED     PAID
                                                                                   VALUE         VALUE       EXPENSE      DURING
                                                                                  10/1/07       3/31/08       RATIOS      PERIOD*
---------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Equity Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                           $  1,000.00   $    857.70      1.15%      $ 5.34
   Hypothetical
      5% Return                                                                    1,000.00      1,019.25      1.15         5.81
---------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        883.50      1.18         5.56
   Hypothetical
      5% Return                                                                    1,000.00      1,019.10      1.18         5.96
---------------------------------------------------------------------------------------------------------------------------------
Turner Midcap Growth Fund -- Retirement Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        882.60      1.43         6.73
   Hypothetical
      5% Return                                                                    1,000.00      1,017.85      1.43         7.21
---------------------------------------------------------------------------------------------------------------------------------
Turner New Enterprise Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        821.10      1.54         7.01
   Hypothetical
      5% Return                                                                    1,000.00      1,017.30      1.54         7.77
---------------------------------------------------------------------------------------------------------------------------------
Turner Quantitative Large Cap Value Fund -- Institutional Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        910.30      0.69         3.30
   Hypothetical
      5% Return                                                                    1,000.00      1,021.55      0.69         3.49
---------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Equity Fund -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        860.30      1.45         6.74
   Hypothetical
      5% Return                                                                    1,000.00      1,017.75      1.45         7.31
---------------------------------------------------------------------------------------------------------------------------------
Turner Small Cap Growth Fund  -- Investor Class Shares
---------------------------------------------------------------------------------------------------------------------------------
   Actual Fund Return                                                              1,000.00        851.40      1.25         5.79
   Hypothetical
      5% Return                                                                    1,000.00      1,018.75      1.25         6.31
---------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 10/1/07 - 3/31/08)

58 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                     THIS PAGE WAS INTENTIONALLY LEFT BLANK

                                        TURNER FUNDS 2008 SEMIANNUAL REPORT | 59

--------------------------------------------------------------------------------

TURNER FUNDS

TURNER FUNDS' TRUSTEES

ALFRED C. SALVATO
Treasurer
Thomas Jefferson University Health Care Pension Fund

JANET F. SANSONE
Chief Management Officer
Office of The Public Printer of the United States

ROBERT E. TURNER
Chairman and Chief Investment Officer
Turner Investment Partners, Inc.

DR. JOHN T. WHOLIHAN
Professor and Dean Emeritus, College of Business
Loyola Marymount University

INVESTMENT ADVISERS
TURNER INVESTMENT PARTNERS, INC.
TURNER INVESTMENT MANAGEMENT LLC
Berwyn, Pennsylvania

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION COMPANY
Oaks, Pennsylvania

ADMINISTRATOR
TURNER INVESTMENT PARTNERS, INC.
Berwyn, Pennsylvania

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Philadelphia, Pennsylvania

THIS REPORT WAS PREPARED FOR SHAREHOLDERS OF THE TURNER FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TURNER FUNDS' PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION. ALL TURNER FUNDS ARE OFFERED BY PROSPECTUS ONLY.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investment Management LLC ("TIM") (with respect to the Small Cap Equity Fund and Midcap Equity Fund only) and to Turner Investment Partners, Inc. (with respect to each other Fund). TIM and Turner Investment Partners, Inc., will vote such proxies in accordance with their respective proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' website, www.turnerinvestments.com and (ii) on the Commission's website at http://www.sec.gov.

60 | TURNER FUNDS 2008 SEMIANNUAL REPORT

                                        [TURNER FUNDS LOGO]

--------------------------------------------------------------------------------

                                        TURNER FUNDS
                                        P.O. Box 219805
                                        Kansas City, MO 64121-9805
                                        Telephone: 1-800-224-6312
                                        Email: mutualfunds@turnerinvestments.com
                                        Web Site:www.turnerinvestments.com

TUR-SA-002-0502

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant's last proxy solicitation.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        Turner Funds

By (Signature and Title)            /s/ Thomas R. Trala, Jr.
                                    --------------------------------------------
                                    Thomas R. Trala, Jr., President


Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Thomas R. Trala, Jr.
                                    --------------------------------------------
                                    Thomas R. Trala, Jr., President


Date: June 6, 2008

By (Signature and Title)            /s/ Michael Lawson
                                    --------------------------------------------
                                    Michael Lawson, Controller and CFO

Date: June 6, 2008